As filed with the Securities and Exchange Commission on May 1, 1998

                                File No. 33-99016
                                File No. 811-9126

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o

                          Pre-Effective Amendment No. o
                        Post-Effective Amendment No. 6 x

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o

                                Amendment No. 7 x


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                                   1-213-742-2111

Name and Address of Agent for Service:                        Copy to:

JAMES W. DEDERER, Esq.                          FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel     Sutherland, Asbill & Brennan, LLP
   and Corporate Secretary                      1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404 1150 South Olive Street
Los Angeles, California 90015-2211

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2



         It is proposed that this filing will become effective: o immediately upon filing pursuant to paragraph
                           (b) x on May 1, 1998  pursuant to  paragraph  (b)
                         o 60 days
                           after filing pursuant to paragraph (a)(1) o on _ pursuant to paragraph (a)(1) o 75 days after filing pursuant to paragraph (a)(2) o on _________________ pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
                           o this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                            TRANSAMERICA VARIABLE INSURANCE FUND
                                             Registration Statement on Form N-1A

                                                    CROSS REFERENCE SHEET

                                                    Pursuant to Rule 495
 N-1A
Item No.                                                                            Caption
--------                                                                            -------
PART A                 INFORMATION REQUIRED IN A PROSPECTUS
1.          Cover Page        ..........................................       Cover Page
2.          Synopsis          ..........................................       Not Applicable
3.          Condensed Financial Information.............................       Condensed Financial Information

4.          General Description of Registrant...........................       Introduction; Investment
                                                                               Objectives and Policies;
                                                                               Investment Methods and Risks

5.          Management of the Fund......................................       Management

5A.         Management's Discussion of Performance......................       Not Applicable

6.          Capital Stock and Other Securities..........................       Other Information

7.          Purchase of Securities Being Offered........................       Offering, Purchase and Redemption
                                                                               of Shares

8.          Redemption or Repurchase....................................       Offering, Purchase and Redemption
                                                                               of Shares

9.          Pending Legal Proceedings...................................       Not Applicable

PART B      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.         Cover Page        ..........................................       Cover Page
11.         Table of Contents ..........................................       Table of Contents

12.         General Information and History.............................       Introduction; Shares of Stock

13.         Investment Objectives and Policies..........................       Additional Investment Policy
                                                                               Information; Special Investment
                                                                               Methods and Risks; Investment
                                                                               Restrictions

14.         Management of the Registrant................................       Investment Adviser

15.         Control Persons and Principal
              Holders of Securities.....................................       Shares of Stock

CROSS REFERENCE SHEET -- continued

16.         Investment Advisory and
              Other Services  ..........................................       Investment Adviser

17.         Brokerage Allocation and Other
              Practices       ..........................................       Portfolio Transactions, Portfolio
                                                                               Turnover and Brokerage

18.         Capital Stock and Other Securities..........................       Shares of Stock

19.         Purchase, Redemption and Pricing
              of Securities Being Offered...............................       Determination of Net Asset Value

20.         Tax Status        ..........................................       Not Applicable

21.         Underwriters      ..........................................       Not Applicable

22.         Calculation of Performance Data.............................       Performance Information

23.         Financial Statements........................................       Other Information


PART C        OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                GROWTH PORTFOLIO
                                       and
                             MONEY MARKET PORTFOLIO

                                     of the

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
     1150 South Olive Street, Los Angeles, California 90015, (213) 742-2111


                             PROSPECTUS May 1, 1998



         The Transamerica Variable Insurance Fund, Inc. (the "Fund") is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. The Fund currently offers the following investment portfolios:

         The Growth Portfolio seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal.

         Shares of each Portfolio may currently be purchased only by separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). Each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying variable insurance contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


         A Statement of Additional Information containing more detailed information about the Fund is available free by writing to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.


         This Prospectus contains vital information about the Portfolios that a prospective purchaser of a variable insurance contract should know before allocating premiums to one of the Portfolios. For your own benefit and protection, please read it before you invest. Keep it on hand for future reference.

         Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read in conjunction with the prospectus for the variable insurance contract.

                  Please note that these Portfolios:
                  o   are not bank deposits           o   are not endorsed by
any bank or government agency
                  o   are not federally insured                o   are not
guaranteed to achieve their goal(s)

 AN INVESTMENT IN ANY PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE
U. S. GOVERNMENT.
     THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN
                  A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                TABLE OF CONTENTS

                                                         Page

CONDENSED FINANCIAL INFORMATION.......................   1

TRANSAMERICA VARIABLE INSURANCE FUND, INC. ...........   3

INVESTMENT OBJECTIVE AND POLICIES.....................   3

INVESTMENT METHODS AND RISKS..........................   6
         Small Capitalization Companies...............   6
         Convertible Securities.......................   7
         High-Yield ("Junk") Bonds....................   7
         Repurchase Agreements........................   7
         Money Market Securities......................   8
         State Insurance Regulation...................   8

PORTFOLIO TURNOVER....................................   8

MANAGEMENT............................................   9
         Directors and Officers.......................   9
         Investment Adviser...........................   9
         Investment Sub-Adviser.......................   10

PERFORMANCE INFORMATION...............................   11

DETERMINATION OF NET ASSET VALUE......................   12

OFFERING, PURCHASE AND REDEMPTION OF SHARES...........   12

INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....   13

TAXES    .............................................   13


OTHER INFORMATION.....................................   13
         Preparing for Year 2000
         Reports......................................   13
         Voting and Other Rights......................   13
         Custody of Assets and  Administrative Service   14
         Summary of Bond Ratings......................   14


FOR MORE INFORMATION..................................   15

                         CONDENSED FINANCIAL INFORMATION


         The following table gives information regarding income, expenses and capital changes in the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (formerly, Transamerica Occidental's Separate Account Fund C) attributable to a Portfolio share outstanding throughout the periods indicated. The information is presented as if the reorganization of Separate Account Fund C, described below, in which the assets and liabilities of the Separate Account were transferred intact to the Growth Portfolio, had always been in effect.
  The activity prior to the November 1, 1996, reorganization of Separate Account Fund C, represents accumulation unit values of Separate Account Fund C which have been converted into share values for presentation purposes.

          The per share data in the table for the period January 1, 1993, through December 31, 1997, has been audited by Ernst & Young LLP, independent auditors of the Fund, in connection with the annual audit of the Portfolio's financial statements. The per share data in the table for the period January 1, 1988, through December 31, 1991, is based upon data from the audited financial statements of Separate Account Fund C, but Ernst & Young, LLP has not audited the conversion of that data to Growth Portfolio share values. Prior to November 1, 1996, activity represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes. The financial statements for the Growth Portfolio which appear in the Statement of Additional Information are dated as of December 31, 1997.

         There are no financial statements for the Money Market Portfolio because it did not commence operations until January 1998.


                                                 GROWTH PORTFOLIO


---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

                                                                   1997       1996        1995       1994        1993

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Net asset value, beginning of year                                $10.93     $8.582      $5.615     $5.239      $4.287

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Investment Operations

Net investment income (loss)                                      (0.05)     (0.065)    (0.069)     (0.042)    (0.030)

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Net realized and unrealized gain                                   5.13       2.413      3.036       0.418      0.982

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Total from investment operations                                   5.08       2.348      2.967       0.376      0.952

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Distribution from net realized gains                              (1.26)        -          -           -          -

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Net asset value, end of  year                                     $14.75     $10.930     $8.582     $5.615      $5.239
                                                                  ======     =======     ======     ======      ======

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Total Return                                                      46.50%     27.36%      52.84%      7.19%      22.20%

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Ratios and Supplemental Data
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Net assets, end of year (in thousands)                            $46,378    $32,238    $25,738     $17,267    $16,584

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Expenses to average net assets (1)                                 0.85%      1.27%      1.41%       1.43%      1.43%

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Net investment income (loss) to average net assets (2)            (0.39%)    (0.68%)    (0.94%)     (0.80%)    (0.65%)

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Portfolio turnover rate                                           20.54%     34.58%      18.11%     30.84%      42.04%

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Average commission rate (3)                                       $0.0575     $0.07        -           -          -

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------







---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
                                                                   1992       1991        1990       1989        1988
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Net asset value, beginning of year                                $3.783     $2.689      $3.026     $2.266      $1.694
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

Investment Operations
Net investment income (loss)                                      (0.012)    (0.009)    (0.022)     (0.010)    (0.054)
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Net realized and unrealized gain                                   0.492      1.085     (0.360)      0.750      0.517
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Total from investment operations                                   0.504      1.095     (0.337)      0.760      0.572
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Net asset value, end of  year                                     $4.287     $3.783      $2.689     $3.026      $2.266
                                                                  ======     ======      ======     ======      ======
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Total Return                                                      13.32%     40.71%     (11.14%)     33.56      33.74%
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------

---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Ratios and Supplemental Data
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Net assets, end of year (in thousands)                            $13,966    $12,516     $9,281     $10,861     $8,453
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Expenses to average net assets (1)                                 1.43%      1.43%      1.43%       1.44%      1.43%
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Net investment income (loss) to average net assets (2)            (0.31%)     0.28%      0.81%       0.37%      2.66%
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Portfolio turnover rate                                           43.07%     32.90%      49.87%     22.39%      52.18%
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------
Average commission rate (3)                                          -          -          -           -          -
---------------------------------------------------------------- ---------- ---------- ----------- ---------- -----------






(1) If the Investment Adviser had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.98% and
 1.34% for the years ended  December 31,
       1997 and 1996, respectively.

(2) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.

(3) This disclosure is required for fiscal periods beginning on or after September 1, 1995, and represents the average commission rate paid on equity security transactions on which commissions are charged.


 (4) Prior to November 1, 1996, activity represents accumulated unit values of Separate Account Fund C which

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio. Additional Portfolios may be created from time to time. By investing in one of the Portfolios, an investor becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains, if any, on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of the close of business October 31, 1996, were transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company ("Transamerica" or the "Investment Adviser") serves as the investment adviser to the Portfolios and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser" or "Manager") to act as the Portfolios' sub-adviser to provide their day-to-day portfolio management.


         The Portfolios are designed primarily to serve as investment vehicles for variable annuity and variable life insurance contracts offered by separate accounts of various insurance companies. The Fund may sell its shares to qualified pension and retirement plans, but currently does not do so. The Fund does not offer its stock directly to the general public.

                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of the Portfolios are described below. There can be no assurance that a Portfolio will achieve its investment objective. Investors should not consider any one Portfolio alone to be a complete investment program. As with any security, a risk of loss, including possible loss of principal, is inherent in an investment in the shares of a Portfolio.

         The different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. These risks are described in greater detail, under "Investment Methods and Risks" and in the Statement of Additional Information. Each Portfolio is subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the Statement of Additional Information.

         The investment objective of each Portfolio as well as the investment policies that are not fundamental may be changed by the Fund's Board of Directors without shareholder approval. Certain of the investment restrictions of each Portfolio are fundamental, however, and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Portfolio. See "Investment Restrictions" in the Statement of Additional Information.

         Growth Portfolio


         The Growth Portfolio's investment objective is long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements.

         Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.


         The Growth Portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade. Those securities are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P"), or, if unrated, deemed to be of comparable quality by Investment Services.

         If  a  security  that  was  originally  rated  "investment   grade"  is
downgraded by a ratings service, it may or may not be sold. This depends on Investment Services' assessment of the issuer's prospects. However, Investment Services will not purchase below-investment-grade securities if that purchase would increase their representation in the Growth Portfolio to more than 10%.

         The Growth Portfolio may invest up to 10% of its net assets in the securities of foreign issuers that are in the form of American Depository Receipts ("ADRs"). ADRs are registered stocks of foreign companies that are typically issued by an American bank or trust company evidencing ownership of the underlying securities.
ADRs are designed for use on the U. S. stock exchanges.

         With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. And it may not invest in companies for the purposes of exercising control or management.

         Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Growth Portfolio's net assets.

         Money Market Portfolio

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal. The Money Market Portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including:

         o obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities;
         o obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks;
         o short-term corporate obligations, including commercial paper notes and bonds;
         o other short-term debt obligations with remaining maturities of 397 days or less; and
         o repurchase agreements involving any of the securities mentioned above.

         The Money Market Portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate  obligations,  and issues with
optional maturities.  See the SAI for a description of these securities.

         Bank obligations are limited to U. S. or foreign banks having total assets over $1.5 billion.
Investments  in saving  association  obligations  are limited to U. S.  savings banks with total  assets over $1.5
billion. Investments in bank obligations can include instruments issued by foreign branches of U. S. or foreign banks or domestic branches of foreign banks.

         In addition, the Money Market Portfolio may invest in U. S. dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. Investment Services may buy these foreign securities and other instruments if they meet the same criteria described above for the Money Market Portfolio's investments in general. Investment Services may invest up to 25% of the Portfolio's assets in obligations of Canadian and other foreign issuers. At times the Portfolio may have no foreign investments.

         Investment Services will determine that any commercial paper and other short-term corporate obligations in which the Portfolio invests present minimal credit risks. Investment Services will determine that such investments are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; or b) rated in the highest short-term rating by a single rating organizations if it is the only organization that has assigned the obligations a short-term rating; or c) is unrated, but determined to be of comparable quality (also called "First Tier Securities").

         The Money Market Portfolio will seek to maintain a stable net asset value of $1.00 per share by investing in assets which present minimal credit risks as defined above, and by maintaining an average maturity of 90 days or less. Securities are valued on an amortized cost basis. The Money Market Portfolio may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. It stresses preservation of capital, liquidity and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The Portfolio's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.

         THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                          INVESTMENT METHODS AND RISKS

         The Portfolios are subject to the risk of changing economic conditions and fluctuations in the prices of securities owned by the Portfolios.

         In addition, the different types of securities, investments, and investment techniques used by each Portfolio involve risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline in value. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the investment. Certain risks associated with the types of investments in which the Portfolios may invest are discussed below. For more information on investment methods and risks, see "Special Investment Methods and Risks" in the Statement of Additional Information.

Small Capitalization Companies

         The Growth Portfolio may invest in securities of smaller, lesser-known companies. Such investments involve greater risks than the investments of larger, more mature, better known issuers, including an increased possibility of portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger, more mature, better known firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

         The values of small company stocks may fluctuate independently of larger company stock prices. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that to the extent the Portfolio invests in stock of small capitalization companies, the net asset value of the Portfolio's shares may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500. Furthermore, the securities of companies with small stock market capitalizations may trade less frequently and in limited volume.

Convertible Securities

         The Growth Portfolio may invest in convertible securities. The Portfolio currently does not intend to invest more than 5% of its net assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities have general characteristics similar to both fixed-income and equity securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, will react to variations in the general market for equity securities. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there is no assurance of current income as the issuer might default in its obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

High-Yield ("Junk") Bonds

         High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than higher-rated bonds. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payments on time. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuer's unique financial situation, and the bond's coupon than to small changes in the market level of interest rates. During an economic downturn or a period of rising interest rates, highly leveraged companies may experience difficulties in making principal and interest payments, meeting projected business goals, and obtaining additional financing. See Appendix A to the Statement of Additional Information for a description of bond rating categories.

Repurchase Agreements

         The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U. S. securities dealers. A repurchase agreement occurs when a Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. A Portfolio's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, a Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In evaluating whether to enter into a repurchase agreement, Investment Services will carefully consider the creditworthiness of the seller pursuant to procedures established by the Fund's Board of Directors.

         Each Portfolio will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of the Portfolio's net assets when taking into account the remaining days to maturity of the Portfolio's existing repurchase agreements.

Money Market Securities

         The Money Market Portfolio will invest in money market securities, which are high-quality, short-term obligations issued by the U. S. government, corporations, financial institutions, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.

State Insurance Regulation

         The Portfolios are intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolios, a Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the intention of each Portfolio that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

                               PORTFOLIO TURNOVER

         The Portfolios will not consider portfolio turnover to be a limiting factor in making investment decisions. Changes will be made in a Portfolio if such changes are considered advisable to better achieve that Portfolio's investment objective. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the portfolio securities, excluding debt securities having a maturity at the date of purchase of one year or less. Investment Services anticipates that the annual turnover rate for the Growth Portfolio will generally not exceed 75%.

         High rates of portfolio turnover involve correspondingly greater expenses which must be borne by a Portfolio and its shareholders, including higher brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment of other securities. High rate of turnover may result in the acceleration of taxable gains and may under certain circumstances make it more difficult for a Portfolio to qualify as a regulated investment company under the Internal Revenue Code. See "Federal Tax Matters" in the Statement of Additional Information.

                                   MANAGEMENT

Directors and Officers

         The Fund's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser and Investment Sub-Adviser, the custodian, the accounting and administrative services providers and other providers of services to the Portfolios. The officers of the Fund supervise its daily business operations. The Statement of Additional Information contains information as to the identity of, and other information about, the directors and officers of the Fund.

Investment Adviser

         Transamerica Occidental Life Insurance Company ("Transamerica"), 1150 South Olive Street, Los Angeles, California 90015, is the investment adviser of the Portfolios. Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica acted as investment adviser to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

         The Fund has entered into an Investment Advisory Agreement with Transamerica under which the Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.

         For its services to the Portfolios, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio. The fee is deducted daily from the assets of the Portfolio. This fee may be higher than the average advisory fee paid to the investment advisers of other growth portfolios. Transamerica receives an annual advisory fee of 0.35% of the average daily net assets of the Money Market Portfolio. Transamerica may waive some or all of its fee from time to time at its discretion.

         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.

Sub-Adviser


         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser" or "Manager"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Portfolios. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and to the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Growth Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Transamerica will pay Investment Services a fee at an annual rate of 0.15% of the Money Market Portfolio's average daily net assets. Investment Services will provide recommendations on the management of Portfolio assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments.


         Investment Services is also responsible for the selection of brokers and dealers to execute transactions for the Portfolios. Some of these brokers or dealers may be affiliated persons of Transamerica and Investment Services, although presently none are. Although it is the policy of Investment Services to seek the best price and execution for each transaction, Investment Services may give consideration to brokers and dealers who provide Investment Services with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

         The transactions and performance of the Portfolios are reviewed continuously by the senior officers of
Investment  Services.  The  portfolio  manager  for the Growth  Portfolio  is
 Jeffrey  S. Van Harte,  C.F.A.,  Vice
President and Senior Fund Manager at Investment  Services.  Mr. Van Harte is a
 member of the San Francisco  Society
of Financial Analysts and received a B.A. from California State University at Fullerton in 1980. Mr. Van Harte has been managing the portfolio of the Fund's predecessor, Separate Account Fund C, since 1984.

         The portfolio manager for the Money Market Portfolio is Kevin J. Hickam, C.F.A., Assistant Vice
President  and Fund  Manager  at  Investment  Services.  Mr.  Hickam  is a
 member of the Los Angeles Society of Financial Analysts. He received his M.B.A. from Cornell University in 1989 and his B.S. from California State
University at Chico in 1984. Mr. Hickam has managed the  Transamerica  Premier
 Short-Intermediate  Government Fund
and the Transamerica Premier Cash Reserve Fund from 1995 until the present.

                             PERFORMANCE INFORMATION

         From time to time the Fund may disseminate average annual total return and yield figures for the Portfolios in advertisements and communications to shareholders or sales literature.

         Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

         The Fund also may from time to time disseminate year-by-year total return, cumulative total return and yield information for the Portfolios in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in the Portfolio (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.

         In addition, the Fund may from time to time publish performance of a Portfolio relative to certain performance rankings and indices.

As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization. The performance data for the Growth Portfolio prior to the reorganization does not reflect any sales or insurance charges or any other separate account or contract level charges that were imposed under the annuity contracts issued through Separate Account Fund C.

         Since each Portfolio is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolios' performance data does not reflect separate account or contract level charges.

         The investment results of each Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Growth Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays. The net asset value of the Growth Portfolio's shares will not be calculated on the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday. The net asset value of the Money Market Portfolio is determined only on days that the Federal Reserve is open.

         The net asset value of each Portfolio is determined by dividing the value of the Portfolio's securities, cash, and other assets (including accrued but uncollected interest and dividends), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Portfolio outstanding.

         The value of the Growth Portfolio's securities and assets generally is determined on the basis of their market values. All securities held by the Money Market Portfolio and any short-term debt securities of the Growth Portfolio having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors. For more information, see "Determination of Net Asset Value" in the Statement of Additional Information.

                   OFFERING, PURCHASE AND REDEMPTION OF SHARES

         Pursuant to a participation agreement between the Fund and Transamerica, shares of the Portfolios are sold in a continuous offering and are authorized to be offered to the separate accounts of various insurance companies in order to support variable annuity and life insurance contracts. The separate accounts purchase and redeem shares of the Portfolios at net asset value without sales or redemption charges.

         For each day on which a Portfolio's net asset value is calculated, the separate account will transmit to the Fund any orders to purchase or redeem shares of the Portfolio based on the purchase payments, redemption (surrender) requests, and transfer requests from contract owners, annuitants and beneficiaries that have been processed on that day. Shares of the Portfolio are purchased and redeemed at the Portfolio's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

         In the event that shares of a Portfolio are offered to a separate account supporting variable life insurance or to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Fund currently does not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a Portfolio might be held by such entities. However, in such an event, the Fund's Board of Directors will monitor the Portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

                INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually.

         Although the Fund pays dividends on the Money Market Portfolio monthly, dividends are determined daily. Net capital gains of the Money Market Portfolios, if any, are distributed annually.


                                      TAXES

         The Fund believes that each Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the Portfolios. In addition, each Portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. See "Federal Tax Matters" in the Statement of Additional Information.
                                                 OTHER INFORMATION


Preparing For Year 2000

         Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the Fund if the computer systems used by the Fund's Investment Adviser, Sub-Adviser, Custodian, transfer agent and other service providers do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000, and they are also seeking assurances from the Custodian, transfer agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.


Reports

         Each year a Contract Owner (or annuitant or beneficiary, as appropriate) will receive the Fund's Annual Report containing audited financial statements and the Fund's Semi-Annual Report containing unaudited financial statements. Proxy materials, if issued, will also be sent. Questions may be directed to the Fund at the telephone number or address listed on the cover page of this Prospectus.

Voting and Other Rights

         Each share outstanding is entitled to one vote on all matters submitted to a vote of shareholders (of the Portfolios or the Fund) and is entitled to a pro-rata share of any distributions made by the Portfolios and, in the event of liquidation, of its net assets remaining after satisfaction of outstanding liabilities. Each share of the Portfolios, when issued, is nonassessable and has no preemptive or conversion rights. The shares have noncumulative voting rights.

         As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and does not intend to do so. The Fund is, however, required to hold shareholder meetings for the following purposes: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives, policies and restrictions of the Portfolio; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the members of the Board of Directors were elected by shareholders. Directors may also be removed by shareholders by a vote of two-thirds of the outstanding votes attributable to shares at a meeting called at the request of holders of 10% or more of such votes. The Fund has the obligation to assist in shareholder communications.

         Transamerica currently owns more than 25% of the outstanding shares of the Growth Portfolio which may result in it being deemed a controlling person of the Growth Portfolio, as that term is defined in the 1940 Act.

Custody of Assets and Administrative Services


         Pursuant to a custody agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, will hold all securities and cash assets of the Fund, provide recordkeeping and certain accounting services and serve as the custodian of the Fund's assets. The custodian will be authorized to deposit securities in securities depositories and to use the services of sub-custodians.


Summary of Bond Ratings

         Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

         Investment Grade           Moody's   Standard & Poor's
         Highest quality                     Aaa                    AAA
         High quality                        Aa                     AA
         Upper medium                        A                      A
         Medium, speculative features        Baa                    BBB

         Lower Quality
         Moderately speculative              Ba                     BB
         Speculative                         B                      B
         Very speculative                    Caa                    CCC
         Very high risk                      Ca                     CC
         Highest risk, may not be
             paying interest                 C       .........      C
         In arrears or default               D                      D

         For more information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

                                               FOR MORE INFORMATION


The Statement of Additional Information ("SAI") contains more detailed information on the Portfolios. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus (is legally part of this prospectus).


To request a free copy of the SAI, please write or call the Fund at:


Transamerica Annuity Service Center
401 North Tryon Street, Suite 700
Charlotte, North Carolina 28202
800-258-4260

The following is the Table of Contents for the SAI:

                                                 TABLE OF CONTENTS
                                                                        Page
                                                                        ----
INTRODUCTION......................................................    3
ADDITIONAL INVESTMENT POLICY INFORMATION..........................   4
SPECIAL INVESTMENT METHODS AND RISKS..............................   4
         Restricted and Illiquid Securities.......................   4
         Borrowing................................................   5
         Other Investment Companies...............................   5
         Options on Securities and Securities Indices.............   5
         Warrants and Rights......................................   7
         Repurchase Agreements....................................   7
         High-Yield ("Junk") Bond.................................   8
         Foreign Securities.......................................   9
DESCRIPTION OF FIXED-INCOME INSTRUMENTS...........................   9
         U. S. Government Obligations.............................   9
         Certificates of Deposit..................................  10
         Time Deposits............................................  10
         Bankers' Acceptance......................................  10
         Commercial Paper.........................................  10
         Variable Rate, Floating Rate, or Variable Amount Securities.  10
         Corporate Debt Securities...................................  10
         Asset-Backed Securities.....................................  10
         Participating Interests in Loans............................  11
         International Organization Obligations......................  11
         Custody Receipts............................................  11
         Pass-Through Securities.....................................  11
INVESTMENT RESTRICTIONS............................................ 12
         Fundamental Policies and Restrictions..................... 12
         Non-Fundamental Restrictions.............................. 13
         Interpretive Rules........................................ 15
INVESTMENT ADVISER................................................. 15
         Investment Advisory Agreement............................. 15
         Investment Sub-Advisory Agreement......................... 16
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE........... 17
DETERMINATION OF NET ASSET VALUE...................................        18
PERFORMANCE INFORMATION............................................        20
         Growth Portfolio Performance..............................        20
         Money Market Portfolio Performance........................        22
         Published Performance.....................................        22
FEDERAL TAX MATTERS................................................        24
SHARES OF STOCK....................................................         25
CUSTODY OF ASSETS..................................................        26
DIRECTORS AND OFFICERS.............................................        26
         Compensation..............................................        28
LEGAL PROCEEDINGS..................................................        28
OTHER INFORMATION..................................................        28
         Legal Counsel.............................................  28
         Other Information.........................................  29
         Independent Public Accountants............................  29
         Financial Statements......................................   29
APPENDIX A.........................................................   30

                                GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

     1150 South Olive Street, Los Angeles, California 90015, (213) 742-2111



                                   PROSPECTUS

                                   May 1, 1998


         The Growth Portfolio (the "Growth Portfolio" or the "Portfolio") of the Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, management investment company. The Growth Portfolio seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.


         Shares of the Fund are currently offered only to separate accounts of insurance companies to fund the benefits of variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). Each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying variable insurance contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

         This Prospectus contains information about the Fund and the Portfolio that a prospective purchaser of a variable insurance contract should know before allocating purchase payments or premiums to the Portfolio. It should be read in conjunction with the Prospectus for the variable insurance contract and should be retained for future reference. A Statement of Additional Information containing more detailed information about the Fund is available free by writing to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.



            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                     THE SECURITIES AND EXCHANGE COMMISSION
                 NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
       OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


                       This              Prospectus    should    be    read   in
                                         conjunction with the prospectus for the
                                         variable insurance contract.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are fund shares federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in fund shares involves certain investment risks, including possible loss of principal.

                                TABLE OF CONTENTS

                                                         7



                                                     Page

CONDENSED FINANCIAL INFORMATION........................1

TRANSAMERICA VARIABLE INSURANCE FUND, INC..............3

GROWTH PORTFOLIO.......................................3

INVESTMENT OBJECTIVE AND POLICIES......................3

INVESTMENT METHODS AND RISKS...........................4
         Small Capitalization Companies................4
         Convertible Securities........................5
         High-Yield ("Junk") Bonds.....................5
         Repurchase Agreements.........................5
         State Insurance Regulation....................6

PORTFOLIO TURNOVER.....................................6

MANAGEMENT.............................................6
         Directors and Officers........................6
         Investment Adviser............................6
         Investment Sub-Adviser........................7

PERFORMANCE INFORMATION................................7

DETERMINATION OF NET ASSET VALUE.......................8

OFFERING, PURCHASE AND REDEMPTION OF SHARES............8

INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS......9

TAXES    ..............................................9


OTHER INFORMATION......................................9
         Preparing for Year 2000........................

Reports  ..............................................9
         Voting and Other Rights.......................9
         Custody of Assets and Administrative Services...10
         Summary of Bond Ratings......................10

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION...................11

                                     CONDENSED FINANCIAL INFORMATION

                                           Financial Highlights


         The following table gives information regarding income, expenses and capital changes for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (formerly Transamerica Occidental's Separate Account Fund C) attributable to a Portfolio share outstanding throughout the periods indicated. The information is presented as if the reorganization of Separate Account Fund C, described below, in which the assets and liabilities of the Separate Account were transferred intact to the Growth Portfolio, had always been in effect. The activity prior to the November 1, 1996, reorganization of Separate Account Fund C, represents accumulation unit values of Separate Account Fund C which have been converted into share values for presentation purposes.

         The per share data in the table for the period January 1, 1993, through December 31, 1997, has been audited by Ernst & Young LLP, independent auditors of the Fund, in connection with the annual audit of the Portfolio's financial statements. The per share data in the table for the period January 1, 1988, through December 31, 1991, is based upon data from the audited financial statements of Separate Account Fund C, but Ernst & Young, LLP has not audited the conversion of that data to Growth Portfolio share values. The financial statements which appear in the Statement of Additional Information are dated as of December 31, 1997.

                                             GROWTH PORTFOLIO


-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

                                                             1997        1996       1995       1994        1993

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Net asset value, beginning of year                          $10.93      $8.582     $5.615     $5.239      $4.287

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------


Investment Operations
Net investment income (loss)                                (0.05)      (0.065)   (0.069)     (0.042)     (0.030)

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Net realized and unrealized gain                             5.13        2.413     3.036       0.418       0.982

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Total from investment operations                             5.08        2.348     2.967       0.376       0.952

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Distribution from realized gains                            (1.26)         -         -           -           -

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Net asset value, end of  year                               $14.75      $10.930    $8.582     $5.615      $5.239
                                                            ======      =======    ======     ======      ======

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Total Return                                                46.50%      27.36%     52.84%      7.19%      22.20%

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Ratios and Supplemental Data

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Net assets, end of year (in thousands)                     $46,378      $32,238   $25,738     $17,267     $16,584

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Expenses to average net assets (1)                          0.85%        1.27%     1.41%       1.43%       1.43%

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Net investment income (loss) to average net assets (2)     (0.39%)      (0.68%)   (0.94%)     (0.80%)     (0.65%)

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Portfolio turnover rate                                     20.54%      34.58%     18.11%     30.84%      42.04%

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------
-------------------------------------------------------- ------------- ---------- --------- ------------ ----------

Average commission rate (3)                                $0.0575       $0.07       -           -           -

-------------------------------------------------------- ------------- ---------- --------- ------------ ----------


-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

                                                             1992        1991        1990       1989       1988

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Net asset value, beginning of year                          $3.783      $2.689      $3.026     $2.266     $1.694

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------


Investment Operations
Net investment income (loss)                               (0.012)      (0.009)    (0.022)     (0.010)    (0.054)

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Net realized and unrealized gain                            0.492        1.085     (0.360)      0.750      0.517

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Total from investment operations                            0.504        1.095     (0.337)      0.760      0.572

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Net asset value, end of  year                               $4.287      $3.783      $2.689     $3.026     $2.266
                                                            ======      ======      ======     ======     ======

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Total Return                                                13.32%      40.71%     (11.14%)     33.56     33.74%

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Ratios and Supplemental Data

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Net assets, end of year (in thousands)                     $13,966      $12,516     $9,281     $10,861    $8,453

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Expenses to average net assets (1)                          1.43%        1.43%      1.43%       1.44%      1.43%

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Net investment income (loss) to average net assets (2)     (0.31%)       0.28%      0.81%       0.37%      2.66%

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Portfolio turnover rate                                     43.07%      32.90%      49.87%     22.39%     52.18%

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------
-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------

Average commission rate (3)                                   -            -          -           -          -

-------------------------------------------------------- ------------- ---------- ----------- ---------- ----------



(1) If the Investment Adviser had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.

(2) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.

(3) This disclosure is required for fiscal periods beginning on or after September 1, 1995 and represents the average commission rate paid on equity security transactions on which commissions are charged.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                                             GROWTH PORTFOLIO


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio. This prospectus sets forth information about the Growth Portfolio only. Additional Portfolios may be created from time to time. By investing in the Growth Portfolio, an investor becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains if any, on the investments of the Growth Portfolio.

         The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust was approved at a meeting of the Contract owners held on October 30, 1996. The asset and liabilities of Separate Account Fund C as of the close of business October 31, 1996, were transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company ("Transamerica" or the "Investment Adviser") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser" or "Manager") to act as the Fund's sub-advisor to provide the day-to-day portfolio management for the Portfolio.

The Portfolios are designed primarily to serve as investment vehicles for variable annuity and variable life insurance contracts offered by separate accounts of various insurance companies. The Fund may sell its shares to qualified pension and retirement plans, but currently does not do so. The Fund does not offer its stock directly to the general public.


                                    INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of the Growth Portfolio are described below. There can be no assurance that the Growth Portfolio will achieve its investment objective. Investors should not consider any one Portfolio alone to be a complete investment program. As with any security, a risk of loss, including possible loss of principal, is inherent in an investment in the shares of the Portfolio.

         The different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. These risks are described in greater detail, under "Investment Methods and Risks" and in the Statement of Additional Information. The Portfolio is subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the Statement of Additional Information.

         The investment objective of the Portfolio as well as the investment policies that are not fundamental may be changed by the Fund's Board of Directors without shareholder approval. Certain of the investment restrictions of the Portfolio are fundamental, however, and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of the Portfolio. See "Investment Restrictions" in the Statement of Additional Information.


         The Growth Portfolio's investment objective is long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements.

Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.


         The Portfolio may invest up to 10% of the Portfolio's assets in debt securities having a call on common stocks that are rated below investment grade. Those securities are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P"), or, if unrated, deemed to be of comparable quality by Investment Services.

         If  a  security  that  was  originally  rated  "investment   grade"  is
downgraded by a ratings service, it may or may not be sold. This depends on Investment Services' assessment of the issuer's prospects. However, Investment Services will not purchase below-investment-grade securities if that purchase would increase their representation in the Portfolio to more than 10%.

         The Portfolio may invest up to 10% of its net assets in the securities of foreign issuers that are in the form of American Depository Receipts ("ADRs"). ADRs are registered stocks of foreign companies that are typically issued by an American bank or trust company evidencing ownership of the underlying securities. ADRs are designed for use on the U.S. stock exchanges.

         With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer. The Portfolio may not invest in companies for the purposes of exercising control or management.

Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's net assets.

                                       INVESTMENT METHODS AND RISKS

         The Growth Portfolio is subject to the risk of changing economic conditions and fluctuations in the price of securities owned by the Portfolio.

         In addition, the different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline in value. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the investment. Certain risks associated with the types of investments in which the Portfolio may invest are discussed below. For more information on investment methods and risks, see "Special Investment Methods and Risks" in the Statement of Additional Information.

Small Capitalization Companies

         The Growth Portfolio may invest in securities of smaller, lesser-known companies. Such investments involve greater risks than the investments of larger, more mature, better known issuers, including an increased possibility of portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger, more mature, better known firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

         The values of small company stocks may fluctuate independently of larger company stock prices. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that to the extent the Portfolio invests in stock of small capitalization companies, the net asset value of the Portfolio's shares may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500. Furthermore, the securities of companies with small stock market capitalizations may trade less frequently and in limited volume.

Convertible Securities

         The Growth Portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities have general characteristics similar to both fixed-income and equity securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, will react to variations in the general market for equity securities. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there is no assurance of current income as the issuer might default in its obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

High-Yield ("Junk") Bonds

         High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than higher-rated bonds. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payments on time. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuer's unique financial situation, and the bond's coupon than to small changes in the market level of interest rates. During an economic downturn or a period of rising interest rates, highly leveraged companies may experience difficulties in making principal and interest payments, meeting projected business goals, and obtaining additional financing. See "Summary of Bond Ratings" on page 10 and the Statement of Additional Information for a description of bond rating categories.

Repurchase Agreements

         The Growth Portfolio may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Portfolio's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In evaluating whether to enter into a repurchase agreement, Investment Services will carefully consider the creditworthiness of the seller pursuant to procedures established by the Fund's Board of Directors.

         The Growth Portfolio will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of the Portfolio's net assets when taking into account the remaining days to maturity of the Portfolio's existing repurchase agreements.

State Insurance Regulation

         The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolio, the Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the Portfolio's intention that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

                                            PORTFOLIO TURNOVER

         The Growth Portfolio will not consider portfolio turnover to be a limiting factor in making investment decisions. Changes will be made in the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objective. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the portfolio securities, excluding debt securities having a maturity at the date of purchase of one year or less. Investment Services anticipates that the annual turnover rate for the Growth Portfolio will generally not exceed 75%.

         High rates of portfolio turnover involve correspondingly greater expenses which must be borne by the Portfolio and its shareholders, including higher brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment of other securities. High rate of turnover may result in the acceleration of taxable gains and may under certain circumstances make it more difficult for a Portfolio to qualify as a regulated investment company under the Internal Revenue Code.
See "Federal Tax Matters" in the Statement of Additional Information.

                                                MANAGEMENT

Directors and Officers

         The Fund's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser and Investment Sub-Adviser, the custodian, the accounting and administrative services providers and other providers of services to the Portfolio. The officers of the Fund supervise its daily business operations. The Statement of Additional Information contains information as to the identity of, and other information about, the directors and officers of the Fund.

Investment Adviser

         Transamerica Occidental Life Insurance Company ("Transamerica"), 1150 South Olive Street, Los Angeles, California 90015, is the investment adviser of the Portfolio. Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica acted as investment adviser to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the Fund's predecessor.

         The Fund has entered into an Investment Advisory Agreement with Transamerica under which the Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.

         For its services to the Portfolio, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio. The fee is deducted daily from the assets of the Portfolio. This fee may be higher than the average advisory fee paid to the investment advisers of other growth portfolios. Transamerica may waive some or all of its fee from time to time at its discretion.

Sub-Adviser


         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Portfolio. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and to the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Portfolio assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments.


         Investment Services is also responsible for the selection of brokers and dealers to execute transactions for the Fund. Some of these brokers or dealers may be affiliated persons of Transamerica and Investment Services, although presently none are. Although it is the policy of Investment Services to seek the best price and execution for each transaction, Investment Services may give consideration to brokers and dealers who provide Investment Services with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

         The transactions and performance of the Growth Portfolio are reviewed continuously by the senior officers of Investment Services. The portfolio manager for the Growth Portfolio is Jeffrey S.
Van Harte, C.F.A., Vice President and Senior Fund Manager at Investment Services. Mr. Van Harte is a member of the San Francisco Society of Financial Analysts and received a B.A. from California State
University at Fullerton in 1980. Mr. Van Harte has been managing the portfolio of the Fund's predecessor, Separate Account Fund C, since 1984.

                                         PERFORMANCE INFORMATION

         From time to time the Fund may disseminate average annual total return figures for the Portfolio in advertisements and communications to shareholders or sales literature.

         Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

         The Fund also may from time to time disseminate year-by-year total return, cumulative total return and yield information for the Portfolio in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in the Portfolio (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         In addition, the Fund may from time to time publish performance of the Portfolio relative to certain performance rankings and indices.

          As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization. The performance data for the Growth Portfolio prior to the reorganization does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

         Since the Fund is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolio's performance data does not reflect separate account or contract level charges.

         The investment results of the Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.

                                     DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays. The net asset value of the Portfolio's shares will not be calculated on the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday. The net asset value of the Portfolio is determined by dividing the value of the Portfolio's securities, cash, and other assets (including accrued but uncollected interest and dividends), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Portfolio outstanding.

         The value of the Growth Portfolio's securities and assets generally is determined on the basis of their market values. The short-term debt securities having remaining maturities of sixty days or less held by the Growth Portfolio (if any) are valued by the amortized cost method, which approximates market value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors. See "Determination of Net Asset Value" in the Statement of Additional Information.

                               OFFERING, PURCHASE AND REDEMPTION OF SHARES

         Pursuant to a participation agreement between the Fund and Transamerica, shares of the Portfolio are sold in a continuous offering and are authorized to be offered to Separate Account C to support its variable annuity contracts (the "Contracts"). Net purchase payments under the Contracts are placed in Separate Account C and the assets of the Separate Account C are invested in the shares of the Growth Portfolio. Separate Account C purchases and redeems shares of the Portfolio at net asset value without sales or redemption charges.

         For each day on which the Portfolio's net asset value is calculated, Separate Account C will transmit to the Fund any orders to purchase or redeem shares of the Portfolio based on the purchase payments, redemption (surrender) requests, and transfer requests from Contract owners, annuitants and beneficiaries that have been processed on that day. Shares of the Portfolio are purchased and redeemed at the Portfolio's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

         In the future, the Fund may offer shares of the Portfolio (including new Portfolios that might be added to the Fund) to other separate accounts of various insurance companies, whether or not affiliated with Transamerica, to support variable annuity contracts or variable life insurance contracts. Likewise, the Fund may also, in the future, offer shares of the Portfolio directly to qualified pension and retirement plans.

         In the event that shares of the Portfolio are offered to a separate account supporting variable life insurance or to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Fund currently does not foresee any disadvantage to owners of the Contracts arising from the fact that shares of the Portfolio might be held by such entities. However, in such an event, the Fund's Board of Directors will monitor the Portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

                            INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Growth Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually.

                                                  TAXES

         The Fund believes that the Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the Portfolio. In addition, the Portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply.
See "Federal Tax Matters" in the Statement of Additional Information.

         The shareholders of the Portfolio are currently limited to Separate Account C and Transamerica. For more information regarding the tax implications for the purchaser of a Contract who allocates investments to the Portfolio, please refer to the prospectus for Separate Account C.

                                            OTHER INFORMATION


Preparing For Year 2000

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the Fund if the computer systems used by the Fund's Investment Adviser, Sub-Adviser, Custodian, transfer agent and other service providers do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000, and they are also seeking assurances from the Custodian, transfer agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.



Reports

         Annual Reports containing audited financial statements of the Fund and Semi-Annual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract owners, annuitants or beneficiaries, as appropriate. Inquiries may be directed to the Fund at the telephone number or address set forth on the cover page of this Prospectus.

Voting and Other Rights

         Each share outstanding is entitled to one vote on all matters submitted to a vote of shareholders (of the Portfolio or the Fund) and is entitled to a pro-rata share of any distributions made by the Portfolio and, in the event of liquidation, of its net assets remaining after satisfaction of outstanding liabilities. Each share (of the Portfolio), when issued, is nonassessable and has no preemptive or conversion rights. The shares have noncumulative voting rights.

         As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and does not intend to do so. The Fund is, however, required to hold shareholder meetings for the following purposes: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives, policies and restrictions of the Portfolio; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the members of the Board of Directors were elected by shareholders. Directors may also be removed by shareholders by a vote of two-thirds of the outstanding votes attributable to shares at a meeting called at the request of holders of 10% or more of such votes. The Fund has the obligation to assist in shareholder communications.

          Transamerica currently owns more than 25% of the outstanding shares of the Portfolio which may result in it being deemed a controlling person of the Portfolio, as that term is defined in the 1940 Act.

Custody of Assets and Administrative Services


         Pursuant to a custody agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, will hold all securities and cash assets of the Fund, provide recordkeeping and certain accounting services and serve as the custodian of the Fund's assets. The custodian will be authorized to deposit securities in securities depositories and to use the services of sub-custodians.


Summary of Bond Ratings

         Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

         Investment Grade                                           Moody's              Standard & Poor's
---------------------------------------------------------------------------              -----------------
         Highest quality                                               Aaa                      AAA
         High quality                                                  Aa                       AA
         Upper medium                                                   A                        A
         Medium, speculative features                                  Baa                      BBB

         Lower Quality
         Moderately speculative                                        Ba                       BB
         Speculative                                                    B                        B
         Very speculative                                              Caa                      CCC
         Very high risk                                                Ca                       CC
         Highest risk, may not be
             paying interest                                            C                        C
         In arrears or default                                          D                        D

         For more information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.


                                           FOR MORE INFORMATION

The Statement of Additional Information ("SAI") contains more detailed information on the Portfolios. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus (is legally part of this prospectus).

To request a free copy of the SAI, please write or call the Fund at:

Transamerica Annuity Service Center
401 North Tryon Street, Suite 700
Charlotte, North Carolina  28202
800-258-4260

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                                            TABLE OF CONTENTS

                                                                   Page
INTRODUCTION......................................................   1
ADDITIONAL INVESTMENT POLICY INFORMATION..........................   1
SPECIAL INVESTMENT METHODS AND RISKS..............................   2
         Restricted and Illiquid Securities.......................   2
         Borrowing................................................   2
         Other Investment Companies...............................   2
Options on Securities and Securities Indices.........................3
         Warrants and Rights......................................   4
         Repurchase Agreements....................................   4
         High-Yield ("Junk") Bond.................................   5
         Foreign Securities.......................................   5
INVESTMENT RESTRICTIONS...........................................   5
Fundamental Restrictions..........................................   5
Non-Fundamental Restrictions......................................   7
         Interpretive Rules.......................................   7
INVESTMENT ADVISER................................................   8
Investment Advisory Agreement.....................................   8
         Investment Sub-Advisory Agreement........................   9
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE..........   9
DETERMINATION OF NET ASSET VALUE..................................  10
PERFORMANCE INFORMATION...........................................  11
FEDERAL TAX MATTERS...............................................  13
SHARES OF STOCK...................................................  14
CUSTODY OF ASSETS.................................................  15
DIRECTORS AND OFFICERS............................................  15
         Compensation.............................................  16
LEGAL PROCEEDINGS.................................................  17
OTHER INFORMATION.................................................  17
         Legal Counsel............................................  17
         Other Information........................................  17
         Independent Auditors.....................................  18
         Financial Statements.....................................  18
APPENDIX A........................................................  19

                       STATEMENT OF ADDITIONAL INFORMATION


                                GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                   May 1, 1998


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (the "Fund") and should, therefore, be read in conjunction with the Prospectus for the Fund. To obtain a copy of the May 1, 1998, Prospectus write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260.

                                TABLE OF CONTENTS

                                                             Page

INTRODUCTION                1
ADDITIONAL INVESTMENT POLICY INFORMATION             1
SPECIAL INVESTMENT METHODS AND RISKS                 2
         Restricted and Illiquid Securities           2
         Borrowing                  2
         Other Investment Companies          2
                           Options on Securities and Securities Indices       3
         Warrants and Rights                 4
         Repurchase Agreements                4
         High-Yield ("Junk") Bond             5
         Foreign Securities                   5
INVESTMENT RESTRICTIONS             5
         Fundamental Restrictions            5
         Non-Fundamental Restrictions                7
         Interpretive Rules                  7
INVESTMENT ADVISER                  8
         Investment Advisory Agreement               8
         Investment Sub-Advisory Agreement           9
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE               9
DETERMINATION OF NET ASSET VALUE             10
PERFORMANCE INFORMATION             11
FEDERAL TAX MATTERS                 13
SHARES OF STOCK            14
CUSTODY OF ASSETS          15
DIRECTORS AND OFFICERS              15
         Compensation               16
LEGAL PROCEEDINGS          17
OTHER INFORMATION          17
         Legal Counsel              17
         Other Information          17
         Independent Auditors                18
         Financial Statements                18
APPENDIX A                 19

                                  INTRODUCTION


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         The Fund currently consists of two investment portfolios, the Growth Portfolio (the "Portfolio" or "Growth Portfolio") and the Money Market Portfolio. This Statement of Additional Information sets forth information about the Growth Portfolio only. By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolio.

         The Fund currently offers shares of the Growth Portfolio to insurance companies as an underlying funding vehicle for variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses and Statements of Additional Information.
         The Fund may, in the future, offer its stock to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

         As of April 15, 1998, 95.763% of the outstanding shares of the Growth Portfolio were owned by Transamerica on behalf of Separate Account C, and 4.237% of the outstanding shares were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.


         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.

                                 ADDITIONAL INVESTMENT POLICY INFORMATION

         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

                                   SPECIAL INVESTMENT METHODS AND RISKS

Restricted and Illiquid Securities

         The Growth Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the board will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in the Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

         The Portfolio may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of the Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term ( i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. The Portfolio will not borrow for leveraging purposes. The Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of the Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage. Borrowing involves interest costs.

Other Investment Companies

         The Growth Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies. The Growth Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, the Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Growth Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Growth Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Growth Portfolio would realize a loss on the purchase of a call option.

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Growth Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


         The Growth Portfolio may purchase options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price and that the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreement have the characteristics of loans by the Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Growth Portfolio may invest in the securities of foreign issuers through the purchase of American Depository Receipts ("ADRs"). ADR's are dollar-denominated securities that are issued by domestic banks or securities firms and are traded on the U.S. securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

                                         INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolio. It is fundamental that the Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of the Portfolio is also a fundamental policy. See "Investment Objective and Policies" in the Portfolio's Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of the Portfolio. For purposes of the 1940 Act, "majority" means the lesser of: (a) 67% or more of the votes attributable to shares of the Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to shares of the Portfolio.

         The Portfolio's fundamental policies and restrictions are:

         1. 5% Fund Rule With respect to 75% of total assets, the Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities").

         2. 10% Issuer Rule With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer.

         3. 25% Industry Rule The Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry. This limitation does not apply to investments in Government Securities.

         4. Borrowing The Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5. Lending The Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (The Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6. Underwriting The Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate The Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities The Portfolio may not purchase or sell commodities or commodities contracts.

         9. Senior Securities The Portfolio may not issue senior securities.

         All other investment policies and restrictions of the Portfolio are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolio's non-fundamental restrictions are:

         1. Restricted and Illiquid Securities Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's total assets.

         2. Securities of Other Investment Companies The Growth Portfolio does not currently intend to make investments in the securities of other investment companies. The Growth Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or
(3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Growth Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3. Short Sales The Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time.

         4. Margin Purchases The Portfolio may not purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by the Portfolio.

         5. Invest for Control The Portfolio may not invest in companies for the purpose of exercising management or control in that company.

         6. Put and Call Options The Portfolio may not write put and call options.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio. In addition, with regard to exceptions recited in a restriction, the Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.

                                            INVESTMENT ADVISER

         Transamerica is the investment adviser of the Fund and its Portfolio. It will oversee the management of the assets of the Portfolio by Investment Services. In turn, Investment Services is responsible for the day-to-day management of Portfolio.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and conformity with the Portfolio's investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives an advisory fee of 0.75% of the average daily net assets of the Portfolio. The fee is deducted daily from the assets of the Portfolio and paid to Transamerica periodically. Transamerica or its affiliates pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940 Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.

         The Fund pays all of its expenses not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica.

         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of any Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for the Portfolio, exceed 0.10% of the Portfolio's estimated average daily net assets on an annualized basis.


         The total dollar amounts paid by the Portfolio, and/or its predecessor Separate Account Fund C, to Transamerica under the applicable investment advisory contract for the last three fiscal years are as follows: Separate Account Fund C paid $67,198 in 1995; Separate Account Fund C and the Portfolio together paid $66,831 in 1996; and the Portfolio paid $313,749 in 1997.


         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Fund assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments. Investment decisions regarding the composition of the Portfolio and the nature and timing of changes in the Portfolio are subject to the control of the Board of Directors of the Fund.

         The sub-advisory agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 30 days written notice to Investment Services.

         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.


         In placing orders for portfolio securities of the Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its activities, and some of such services obtained in connection with the execution of transactions for the Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Portfolio's predecessor) were $7,253 for fiscal year 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Portfolio after the reorganization, during November and December 1996, was $5,550, so that the total paid by Investment Services and the Portfolio during fiscal year 1996 was $24,665. The total paid by the Portfolio during fiscal year 1997 was $16,312.


         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


         Changes will be made in the assets of the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Portfolio's predecessor) for 1995 was 30.84%. The portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Portfolio's experience for November and December 1996 was 34.58%. The Portfolio's portfolio turnover rate for 1997 was 20.54%.


                                     DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of the Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of the Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange. The Portfolio will compute its net asset value once daily at the close of such trading (normally 4:00 p.m. New York time), on each day (as described in the Prospectus) that the Fund is open for business.

         In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolio may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio assets of the Growth Portfolio are valued as follows:

                  (a) equity securities and other similar investments ("Equities") listed on any U.S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors; (d) options and futures contracts are valued at the last sale price on the market where any such option contracts are principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U.S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

                                         PERFORMANCE INFORMATION

         The Fund may from time to time quote or otherwise use average annual total return information for the Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.


      Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with conversations with the SEC staff, its investment performance for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.


      In computing its standardized total returns for periods prior to the reorganization, the Portfolio assumes that the charges currently imposed by the Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Portfolio will also include performance data for the variable annuity contracts.

      From time to time the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.

      From time to time the Fund may publish an indication of the Portfolio' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including (but not limited to): (a) the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index - Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 5000 Index; (k) the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (l) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; (t) S&P 500 Index; and (u) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolio's performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolio's investments and discussions of the Portfolio's current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of the Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of the Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.

                                           FEDERAL TAX MATTERS

      The Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, the Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, the Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. The Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, the Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. The Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of the Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of the Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U.S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of the Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolio will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because the Portfolio intends to make sufficient distributions to avoid such excise tax. If the Portfolio failed to qualify as a regulated investment company, owners of Contracts based on the Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to qualify as a regulated investment company, or if the Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on the Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

                                             SHARES OF STOCK
      Each issued and outstanding share of the Portfolio is entitled to participate equally in dividends and distributions declared for the Portfolio's stock and, upon liquidation or dissolution, in the Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of the Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.

                                            CUSTODY OF ASSETS


      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian") 225 Franklin Street, Boston, Massachusetts 02110 holds the cash and portfolio securities of the Fund as custodian.


      State Street is responsible for holding all securities and cash of the Portfolio, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolio or the Fund. Portfolio securities of the Portfolio purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

                                          DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.


                               Positions and Offices
Name, Age and Address**                  with the Fund           Principal Occupation During the Past Five Years
----------------------------------------------------------------------------------------------------------------

Donald E. Cantlay (76)         Board of Directors             Director,  Managing  General  Partner of Cee
                                                              'n'  Tee  Company;  Director  of  California
                                                              Trucking  Association  and  Western  Highway
                                                              Institute;  Director  of  FPA  Capital  Fund
                                                              and FPA New Income Fund.

Richard N. Latzer (61)*        Board of Directors             President,   Chief  Executive   Officer  and
                                                              Director    of    Transamerica    Investment
                                                              Services,  Inc.;  Senior Vice  President and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Corporation.      Director     and     Chief
                                                              Investment     Officer    of    Transamerica
                                                              Occidental Life Insurance Company.

Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College;
                                                              Previously Vice President and Chief
                                                              Financial Officer of Howard Hughes Medical
                                                              Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and
                                                              Professor of Engineering at University of
                                                              Southern California; Vice President Budget
                                                              and Finance, Director of Computer
                                                              Activities and Professor of Computer and
                                                              Decision Sciences at University of
                                                              Pennsylvania.

Gary U. Rolle (57)*            Chairman, Board of             Director,

                               Directors                      Executive    Vice    President   and   Chief
                                                              Investment     Officer    of    Transamerica
                                                              Investment  Services,   Inc.;  Director  and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Occidental Life Insurance Company.


Peter J. Sodini (57)           Board of Directors             Associate,  Freeman  Spogli & Co. (a private
                                                              investor);    President,   Chief   Executive
                                                              Officer and  Director,  The Pantry,  Inc. (a
                                                              supermarket).   Director   Pamida   Holdings
                                                              Corp.  (a retail  merchandiser)  and Buttrey
                                                              Food and Drug Co. (a supermarket).

Barbara A. Kelley (45)         President                      President,   Chief  Operating   Officer  and
                                                              Director    of    Transamerica     Financial
                                                              Resources,  Inc. and  President and Director
                                                              of     Transamerica     Securities     Sales
                                                              Corporation,  Transamerica  Advisors,  Inc.,
                                                              Transamerica  Product,  Inc.,   Transamerica
                                                              Product,   Inc.  I,  Transamerica   Product,
                                                              Inc.  II,  Transamerica  Product,  Inc.  IV,
                                                              and Transamerica Leasing Ventures,  Inc.

Matt Coben (37)***             Vice President                 Vice  President,  Broker/Dealer  Channel  of
                                                              the   Institutional    Marketing    Services
                                                              Division  of  Transamerica   Life  Insurance
                                                              and  Annuity  Company  and  prior  to  1994,
                                                              Vice  President  and National  Sales Manager
                                                              of the Dreyfus Service Organization .

Sally S. Yamada (47)           Assistant Secretary            Vice     President    and    Treasurer    of
                                                              Transamerica

                                                                       Occidental  Life Insurance  Company
                                                              and   Treasurer   of    Transamerica    Life
                                                              Insurance and Annuity Company.


Regina M. Fink (42)            Secretary                      Counsel  for  Transamerica  Occidental  Life
                                                              Insurance   Company   and   prior   to  1994
                                                              Counsel  and  Vice  President  for  Colonial
                                                              Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner  in the law firm of  Lanning , Adams
                                                              & Peterson.

Susan R. Hughes (42)           Treasurer                      Vice President and Chief Financial
                                                              Officer, Transamerica Investment Services,
                                                              Inc., since 1997; Independent Financial
                                                              Consultant 1992-1997,




*        These  members of the Board are  interested  persons as defined by
Section  2(a)(19)  of the 1940
         Act.
** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles, California 90015.
*** The mailing address of this officer is 401 North Tryon Street Suite 700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.


         Each of the officers and members of the Board of the Fund holds the same or similar position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.


Compensation


         The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ended December 31, 1997, to all Directors of the Fund.



                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
       Name of Person              From Fund1/               Expenses2/

     Donald E. Cantlay               $1,500                     -0-                     $6,000
     Richard N. Latzer                 -0-                      -0-                       -0-
      DeWayne W. Moore                $1500                     -0-                     $6,250
       Gary U. Rolle                   -0-                      -0-                       -0-
      Peter J. Sodini                -$1500-                    -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      $500


                                          ---------------------


1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.


2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year1997, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                                            LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.

                  OTHER INFORMATION
Legal Counsel

         Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.


         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Auditors


         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, acts as the Fund's independent auditors.


Financial Statements


         This  Statement  of  Additional   Information  contains  the  financial
statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., for the fiscal year ended December 31, 1997.

                                                APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS1A.  Moody's Investors  Service,  Inc. Aaa:
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Unrated:
Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following:1. An application for rating was not received or accepted.2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.3. There is a lack of essential data pertaining to the issue or issuer.4.The issue was privately placed, in which case the rating is not published in Moody's publications. Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.B. Standard & Poor's Corporations AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Investment Services' uses its judgment, analysis and experience to evaluate such bonds.

--------
1The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligations to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                       STATEMENT OF ADDITIONAL INFORMATION
                                     -------------------------------------------

                                GROWTH PORTFOLIO
                                       and
                             MONEY MARKET PORTFOLIO

                                     of the

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                   May 1, 1998


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth and Money Market Portfolios of the Transamerica Variable Insurance Fund, Inc. (the "Fund"). Please read this Statement in conjunction with the Prospectus for the Fund. To obtain a free copy of the Prospectus with the same date as this Statement of Additional Information, write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or call (800) 258-4260.

         TABLE OF CONTENTS
                                                                        Page

INTRODUCTION............................................................       3
ADDITIONAL INVESTMENT POLICY INFORMATION................................       4
SPECIAL INVESTMENT METHODS AND RISKS....................................       4
         Restricted and Illiquid Securities.............................       4
         Borrowing......................................................       5
         Other Investment Companies.....................................       5
         Options on Securities and Securities Indices...................       5
         Warrants and Rights............................................       7
         Repurchase Agreements..........................................       7
         High-Yield ("Junk") Bond.......................................       8
         Foreign Securities.............................................       9
DESCRIPTION OF FIXED-INCOME INSTRUMENTS.................................       9
         U. S. Government Obligations...................................       9
         Certificates of Deposit........................................      10
         Time Deposits..................................................      10
         Bankers' Acceptance............................................      10
         Commercial Paper...............................................      10
         Variable Rate, Floating Rate, or Variable Amount Securities....      10
         Corporate Debt Securities......................................      10
         Asset-Backed Securities........................................      10
         Participating Interests in Loans...............................      11
         International Organization Obligations.........................      11
         Custody Receipts...............................................      11
         Pass-Through Securities........................................      11
INVESTMENT RESTRICTIONS.................................................      12
         Fundamental Policies and Restrictions..........................      12
         Non-Fundamental Restrictions...................................      13
         Interpretive Rules.............................................      15
INVESTMENT ADVISER......................................................      15
         Investment Advisory Agreement..................................      15
         Investment Sub-Advisory Agreement......................      16
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE........      17
DETERMINATION OF NET ASSET VALUE................................      18
PERFORMANCE INFORMATION.........................................      20
         Growth Portfolio Performance...........................      20
         Money Market Portfolio Performance.....................      22
         Published Performance..................................      22
FEDERAL TAX MATTERS.............................................      24
SHARES OF STOCK.................................................       25
CUSTODY OF ASSETS...............................................      26
DIRECTORS AND OFFICERS..........................................      26
         Compensation...........................................      28
LEGAL PROCEEDINGS...............................................      28
OTHER INFORMATION...............................................      28
         Legal Counsel..........................................      28
         Other Information......................................      29
         Independent Public Accountants.........................      29
         Financial Statements...................................       29
APPENDIX A......................................................       30


                                  INTRODUCTION

         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio. The Money Market Portfolio did not commence operations until January 1998. By investing in a Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         As of April 15, 1998, 95.763% of the outstanding shares of the Growth Portfolio were owned by Transamerica on behalf of Separate Account C, and 4.237% of the outstanding shares of the Growth Portfolio were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6. As of April 15, 1998, 95.701% of the outstanding shares of the Money Market Portfolio were owned by Transamerica Life Insurance and Annuity Company and 4.299% were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.


         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolios.


         The Fund currently offers shares of the Portfolios as the underlying funding vehicles for the variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses, and Statements of Additional Information.

         The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.


         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.



                    ADDITIONAL INVESTMENT POLICY INFORMATION

         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Growth Portfolio invests the majority of its assets in common stocks, the Growth Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal. The Money Market Portfolio invests primarily in high quality U. S.
dollar-denominated  money  market  instruments  with  remaining  maturities of 13 months or less,  including:  (i)
obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities;
(ii) obligations of U. S. and foreign banks, or their foreign  branches,  and
U. S. savings banks;  (ii) short-term
corporate obligations, including commercial paper, notes and bonds; (iv) other short-term debt obligations with remaining maturities of 397 days or less; and (v) repurchase agreements involving any of the securities mentioned above. The Money Market Portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

                      SPECIAL INVESTMENT METHODS AND RISKS

Restricted and Illiquid Securities

         Each Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% and the Money Market Portfolio no more than 10% of its respective net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

         The Portfolios may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of a Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term (i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. A Portfolio will not borrow for leveraging purposes. Each Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of a Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage.
Borrowing involves interest costs.

Other Investment Companies

         Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies (except that the Money Market Portfolio will only invest in other money market funds). Each Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. Each Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, a Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a call option.

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. Such Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio may purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Growth Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Growth Portfolio may purchase both options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in
U. S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services' ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreements have the characteristics of loans issued by a Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, other short-term obligations with remaining maturities of 397 days or less, obligations issued or guaranteed by the United States government and foreign governments and their agencies or instrumentalities, and obligations of United States and foreign banks, or their foreign branches, and United States savings banks, in which the Portfolios may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The Growth Portfolio may invest in high-yield bonds. The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Growth Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Portfolios may invest in the securities of foreign issuers through the purchase of American
Depository  Receipts  ("ADRs").  ADR's are  dollar-denominated  securities that are  issued by  domestic  banks or
securities firms and are traded on the U. S. securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U. S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

                     DESCRIPTION OF FIXED-INCOME INSTRUMENTS

U. S. Government Obligations

         The Portfolios may invest in securities issued or guaranteed as to principal and interest by the United States Government that include a variety of Treasury securities, differing in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association,
Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U. S. Postal Service. Some of these securities are supported by the full faith and credit of the U. S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit

         Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations and savings banks against funds deposited in the issuing institution.

Time Deposits

         Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance

         A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper

         Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities

         Variable  rate,  floating  rate,  or  variable  amount  securities  are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities

         Debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities

         Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans

         A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations

         International organization obligations include obligations of those organizations designated or supported by U. S. or foreign government agencies to promote economic reconstruction and development or international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts

         A Portfolio may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U. S. Government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U. S. Government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U. S. Government securities.

Pass-Through Securities

         The Portfolios may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Portfolio, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

                             INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolios. It is fundamental that each Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of each Portfolio is also a fundamental policy.
See "Investment Objective and Policies" in the Portfolios' Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of each Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of such Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or
(b) more than 50% of the votes attributable to shares of such Portfolio.

         The fundamental policies and restrictions of the Portfolios are:

         1. 5% Fund Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of such Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"). All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Fund may invest more than 5%, but no more than 25%, of total assets in the securities of one issuer for a period not to exceed three business days.

         2. 10% Issuer Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. This limitation is not applicable to a Portfolio's investment in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio will not invest in voting securities.

         3. 25% Industry Rule. Each Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to investments in Government Securities. For the Money Market Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

         4. Borrowing. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5. Lending. Each Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (Each Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6. Underwriting. Each Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate. The Growth Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities. The Portfolios may not purchase or sell commodities or commodities contracts.

         9. Senior Securities. The Portfolios may not issue senior securities.

         All other investment policies and restrictions of the Portfolios are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolios' non-fundamental restrictions are:

         1. Restricted and Illiquid Securities. Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Growth Portfolio's total assets (10% for the Money Market Portfolio).

         2. Securities of Other Investment Companies. The Portfolios do not currently intend to make investments in the securities of other investment companies. Each Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3. Short Sales. The Growth Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time. The Money Market Portfolio may not make short sales of securities or maintain a short position.

         4. Margin Purchases. Each Portfolio may not purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by a Portfolio.

         5. Invest for Control. No Portfolio may invest in companies for the purpose of exercising management or control in that company.

         6. Put and Call Options. No Portfolio may write put and call options.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio. In addition, with regard to exceptions recited in a restriction, a Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.

                               INVESTMENT ADVISER

         Transamerica Occidental Life Insurance Company ("Transamerica") is the investment adviser of the Fund and its Portfolios. It will oversee the management of the assets of the Portfolios by Investment Services. In turn, Investment Services is responsible for the day-to-day management of the Portfolios.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolios' investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio and 0.35% of the average daily net assets of the Money Market Portfolio. The fee is deducted daily from the assets of each Portfolio and paid to Transamerica periodically. Transamerica pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940
Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.


         The Growth Portfolio of the Fund began operations on November 1, 1996, as the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company. Transamerica was the investment adviser to the Separate Account Fund C. The advisory fee paid by Separate Account Fund C was .30% of its average daily net assets. The dollar amount paid by Separate Account Fund C to Transamerica in 1995 was $67,198. The total dollar amount paid to Transamerica in 1996, including amounts paid by Separate Account Fund C through October 31 and amounts paid by the Growth Portfolio after October 31, 1996, was $66,831. The total dollar amount paid to Transamerica by the Portfolio in 1997 was $313,749. The Money Market Portfolio did not commence operations in 1997.


         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.

         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of either Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio separately, exceed .10% of the Growth Portfolio's and
 .25% of the Money Market Portfolio's estimated average daily net assets on an annualized basis.

         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors") for the Growth Portfolio on July 24, 1996 and for the Money Market Portfolio on July 31, 1997. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services will provide recommendations on the management of each Portfolio's assets, provide investment research reports and information, supervise and manage the investments of each Portfolio, and direct the purchase and sale of portfolio investments. Investment decisions regarding the composition of each Portfolio and the nature and timing of changes in each Portfolio are subject to the control of the Board of Directors of the Fund.

         Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Growth Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. And Transamerica has agreed to pay Investment Services a monthly fee at the annual of 15% of the average daily net assets of the Money Market Portfolio.

         The sub-advisory agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), for the Growth Portfolio on July 24, 1996, and for the Money Market Portfolio on October 31, 1997. The sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by:
(a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of such Portfolio (a) without penalty and (b) on 30 days' written notice to Investment Services.

         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.


         In placing orders for portfolio securities of a Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, each Growth Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Growth Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for each Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Growth Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Growth Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Growth Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Growth Portfolio's predecessor) were $7,253 for 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Growth Portfolioafter the reorganization, during November and December 1996, was $5,550, so that the total paid during 1996 was $24,665. The total paid by the Growth Portfolio during fiscal year 1997 was $16,312. The Money Market Portfolio did not commence operations in 1997.

         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of a Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


         Changes will be made in the assets of the Growth Portfolio if such changes are considered advisable to better achieve the Growth Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Growth Portfolio's predecessor) for 1995 was 30.84%, the portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Growth Portfolio's experience for November and December 1996 was 34.58%. The Portfolio's portfolio turnover rate for 1997 was 20.54%.


                        DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange.

         In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Assets of the Growth Portfolio are valued as follows:

         (a)      equity  securities and other similar  investments
("Equities")  listed on any U. S. stock market
                  or the National  Association of Securities  Dealers
 Automated  Quotation  System  ("NASDAQ") are
                  valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U. S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices;
         (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
         (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors;
         (d) options and futures contracts are valued at the last sale price on the market where any such option contracts is principally traded;
         (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies;
         (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and
         (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U. S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

         All of the assets of the Money Market Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board of Directors has determined the use of the amortized cost method to be in the best interests of the Money Market Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it were to sell the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the Portfolio; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determination from available market quotations. Even if these steps were taken, the Money Market Portfolio's net asset value might still decline.

                             PERFORMANCE INFORMATION

Growth Portfolio Performance

         The Fund may from time to time quote or otherwise use average annual total return information for the Growth Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Growth Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.


      Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with conversations with the SEC staff, investment performance for the Growth Portfolio for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.



      In computing its standardized total returns for periods prior to the reorganization, the Fund assumes that the charges currently imposed by the Growth Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Growth Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Growth Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Growth Portfolio also includes performance data for the variable annuity contracts.

      From time to time, the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.

Money Market Portfolio Performance

      Current yield for the Money Market Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of a hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

      Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                                        365/7
      Effective yield = [(1 + (Base Period Return)     ] - 1

Published Performance

      From time to time the Fund may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

      In addition, the Fund may from time to time advertise the Portfolios' performance relative to certain indices and benchmark investments, including:
      o the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and
            Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
      o the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
      o the Consumer Price Index published by the U. S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
      o     Stocks,  Bonds, Bills and Inflation published by Ibbotson Associates
            (which   provides   historical   performance   figures  for  stocks,
            government securities and inflation);
      o the Hambrecht & Quist Growth Stock Index; o the NASDAQ OTC Composite Prime Return; o the Russell Midcap Index; o the Russell 2000 Index - Total Return; o the ValueLine Composite-Price Return; o the Wilshire 5000 Index;
      o the Salomon Brothers' World Bond Index (which measures the total return in U. S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
      o the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U. S. Government agencies, mortgage and Yankee bonds);
      o the S&P Bond indices (which measure yield and price of corporate, municipal and U. S. Government bonds);
      o      the J.P. Morgan Global Government Bond Index;
      o Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U. S. Government money market funds);
      o other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements;
      o historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
      o      the FT-Actuaries Europe and Pacific Index;
      o mutual fund performance indices published by Variable Annuity Research & Data Service; o S&P 500 Index; and o mutual fund performance indices published by Morningstar, Inc.

      The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of each Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolios' performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolios' investments and discussions of the Portfolios' current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of a Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolios' holdings available to investors upon request.

                               FEDERAL TAX MATTERS

      Each Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, each Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. Each Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, each Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. Each Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of each Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of each Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U. S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of each Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolios will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because each Portfolio intends to make sufficient distributions to avoid such excise tax. If a Portfolio failed to qualify as a regulated investment company, owners of variable annuity contracts or variable life policies ("Contracts") based on such Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if a Portfolio failed to qualify as a regulated investment company, or if a Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on that Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that each Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return of each Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

                                 SHARES OF STOCK

      Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions declared for that Portfolio's stock and, upon liquidation or dissolution, in that Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of each Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.

                                CUSTODY OF ASSETS

      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street") holds the cash and portfolio securities of the Portfolios of the Fund as custodian.

      State Street is responsible for holding all securities and cash of the Portfolios, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

                             DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices
Name, Age and Address**        with the Fund                     Principal Occupation During the Past Five Years
-----------------------        -------------                     -----------------------------------------------

Donald E. Cantlay (76)         Board of Directors             Director, Managing General Partner of Cee 'n' Tee
                                                              Company; Director of California Trucking
                                                              Association and Western Highway Institute; Director
                                                              of FPA Capital Fund and FPA New Income Fund.

Richard N. Latzer (61)*        Board of Directors             President, Chief Executive Officer and Director of
                                                              Transamerica Investment Services, Inc.;  Senior
                                                              Vice President and Chief Investment Officer of
                                                              Transamerica Corporation.  Director and Chief
                                                              Investment Officer of Transamerica Occidental Life
                                                              Insurance Company.

Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College; Previously Vice
                                                              President and Chief Financial Officer of Howard
                                                              Hughes Medical Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and Professor
                                                              of Engineering at University of Southern
                                                              California; Vice President Budget and Finance,
                                                              Director of Computer Activities and Professor of
                                                              Computer and Decision Sciences at University of
                                                              Pennsylvania.

Gary U. Rolle' (57)*           Chairman, Board of             Director, Executive Vice President and Chief
                               Directors                      Investment Officer of  Transamerica Investment

                                                              Services, Inc.; Director and Chief Investment
Officer of
                                                              Transamerica Occidental Life Insurance Company;
                                                              Director, Transamerica Investors, Inc..


Peter J. Sodini (57)           Board of Directors             Associate, Freeman Spogli & Co. (a private
                                                              investor); President, Chief Executive Officer and
                                                              Director, The Pantry, Inc. (a supermarket).
                                                              Director Pamida Holdings Corp. (a retail
                                                              merchandiser) and Buttrey Food and Drug Co. (a

                                                              supermarket).


Barbara A. Kelley (45)         President                      President, Chief Operating Officer and Director of
                                                              Transamerica Financial Resources, Inc. and
                                                              President and Director of Transamerica Securities
                                                              Sales Corporation, Transamerica Advisors, Inc.,
                                                              Transamerica Product, Inc., Transamerica Product,
                                                              Inc. I, Transamerica Product, Inc. II, Transamerica
                                                              Product, Inc. IV, and Transamerica Leasing
                                                              Ventures,  Inc.

Matt Coben (37)***             Vice President                 Vice President, Broker/Dealer Channel of the
                                                              Institutional Marketing Services Division of
                                                              Transamerica Life Insurance and Annuity Company
                                                              and  prior to 1994, Vice President and National
                                                              Sales Manager of the Dreyfus Service Organization .

Sally S. Yamada (47)                                          Vice President and Treasurer of Transamerica
                               Assistant Secretary            Occidental Life Insurance Company and Treasurer of

                                                              Transamerica Life Insurance and Annuity Company.


Regina M. Fink (42)            Secretary                      Counsel for Transamerica Occidental Life Insurance
                                                              Company and prior to 1994 Counsel and Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner in the law firm of Lanning , Adams &
                                                              Peterson.

Susan R. Hughes (42)           Treasurer                      Vice President and Chief financial Officer,
                                                              Transamerica Investment Services, Inc., since 1997;
                                                              Independent Financial Consultant 1992-1997,


*        These members of the Board are  interested persons as defined by
Section 2(a)(19) of the 1940 Act.
**       Except as  otherwise  noted,  the mailing  address of each Board member and officer is 1150 South  Olive,
         Los Angeles, California 90015.
***      The mailing address of this officer is 401 North Tryon Street Suite
700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

         Each of the officers and members of the Board of the Fund holds the same position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.

Compensation

         The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ending December 31, 1997, to all Directors of the Fund.

                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                                        Retirement Benefits        and Fund Complex
                                    Aggregate         Accrued As Part of Fund    Paid to Directors3/
       Name of Person             Compensation               Expenses2/
                                   From Fund1/

     Donald E. Cantlay                $1500                     -0-                     $6,000
     Richard N. Latzer                 -0-                      -0-                      -0-
      DeWayne W. Moore               -$1500                     -0-                     $6,250
       Gary U. Rolle                   -0-                      -0-                      -0-
      Peter J. Sodini                 $1500                     -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      $500


---------------------

1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.

2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year 1997, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                                LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.

                                OTHER INFORMATION

Legal Counsel

         Sutherland, Asbill & Brennan, LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Public Accountants


         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, acts as the Fund's independent certified public accountants.


Financial Statements


         This Statement of Additional Information contains the financial statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., for fiscal year ending December 31, 1998. No financial statements are provided for the Money Market Portfolio because as of December 31, 1997, the Money Market Portfolio had not yet commenced operations.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

A.  Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.
         2.       The  issue  or  issuer  belongs  to a group of  securities  or companies that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.

B.       Standard & Poor's Corporation's

         AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on Investment Services' judgment, analysis and experience in the evaluation of such bonds.

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Schedule of Investments -- December 31, 1997

                                                                                                         Shares or
                                                     Market
Principal       Market
                                        Shares       Value
Amount        Value



-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 4.1%
First Data Corporation                   65,000   $ 1,901,250
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 7.4%
BetzDearborn, Inc.                         30,000      1,831,875
W.R. Grace & Company                      20,000   1,608,750
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,440,625
-------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 10.9%
Dell Computer Corporation (a)            60,000   5,040,000
-------------------------------------------------------------------------------------------------------------------------------

CONGLOMERATES -- 4.3%
Gillette Company                         20,000   2,008,750
-------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.6%
Millipore Corporation                    35,000   1,187,813
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 11.5%
Applied Materials, Inc. (a)              70,000   2,108,750
Intel Corporation                        46,000               3,231,500
-------------------------------------------------------------------------------------------------------------------------------
                                                  5,340,250
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.9%
Charles Schwab Corporation               82,500   3,459,844
Franklin Resources, Inc.                 33,000   2,868,937
MoneyGram Payment Systems, Inc. (a)    140,000    1,505,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  7,833,781
-------------------------------------------------------------------------------------------------------------------------------

HOTELS & RESTAURANTS -- 6.9%
Host Marriott Corp. (a)                  70,000   1,373,750
Mirage Resorts, Incorporated (a)         80,000   1,820,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,193,750
-------------------------------------------------------------------------------------------------------------------------------

LEISURE TIME -- 6.6%
Pixar, Inc. (a)                          50,000   1,081,250
The Walt Disney Company                  20,000   1,981,250
-------------------------------------------------------------------------------------------------------------------------------
                                                 3,062,500
-------------------------------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.7%
Sealed Air Corporation (a)               20,000   1,235,000
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE OPERATIONS -- 3.8%
CCA Prison Realty Trust                  40,000   $ 1,785,000
-------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 8.6%
Fred Meyer, Inc. (a)                    109,200   3,972,150
-------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 9.9%
Microsoft Corporation (a)                24,000   3,102,000
Transaction Systems Architects, Inc. (a)         40,000       1,520,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  4,622,000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $18,047,300)                                44,622,869
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
-------------------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust  Company  4.75%,  due 01/02/98,  (collateralized  by
   $1,830,000 par value U.S. Treasury Notes, 5.875%, due 10/31/98,  with a value of
   $1,850,690, cost $1,812,000)             1,812,000         1,812,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
(cost $19,859,300)*                                    46,434,869
LIABILITIES IN EXCESS OF OTHER
     ASSETS - (0.1)%                               (56,462)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                                 $46,378,407
===============================================================================================================================


(a)   non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,994,664 and $419,095, respectively. Net unrealized appreciation for tax purposes is $26,575,569.

See notes to financial statements
 .

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Assets and Liabilities
December 31, 1997


ASSETS
Investments, at value (cost $19,859,300)                                                                  $
46,434,869
Cash
842
Dividends and interest receivable
25,339
Due from Adviser
6,202

-------------

46,467,252

LIABILITIES
Directors fees payable
3,000
Advisory fees payable
29,359
Accrued expenses
56,486

-------------

88,845
TOTAL NET ASSETS                                                                                          $
46,378,407

=============

NET ASSETS CONSIST OF:
Paid in capital                                                                                           $
18,348,425
Accumulated net realized gain on investments
1,454,413
Net unrealized appreciation of investments
26,575,569

-------------
TOTAL NET ASSETS                                                                                          $
46,378,407

=============

Shares outstanding
3,144,213
Net asset value per
share                                                                                          $ 14.75


See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Operations
For the year ended December 31, 1997

INVESTMENT INCOME
Interest income                                                                                           $
30,935
Dividend income
163,094

-------------

194,029

EXPENSES
Investment Adviser fee
313,749
Custodian fees
32,536
Administration fees
43,165
Audit fees
15,000
Directors' fees and expenses
3,000
Printing expenses
2,000
Other
264

-------------
Operating expenses before fee waiver
409,714
Fees waived and expenses reimbursed
(54,131)

--------------

355,583
NET INVESTMENT LOSS
(161,554)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments
5,194,303
Net change in unrealized appreciation of investments
9,864,234

-------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
15,058,537

-------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                        $
14,896,983

=============

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statements of Changes in Net Assets

                                                                                          Year ended December 31,
                                                                                           1997
1996
                                                                                           ----
----
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $     (161,554)       $
(190,588)
    Net realized gain on investments                                                    5,194,303
3,186,767
     Net change in unrealized appreciation of investments                               9,864,234
3,967,540
                                                                                    -------------
-------------
Net increase in net assets resulting from operations                                   14,896,983
6,963,719

Dividends and distributions to shareholders from:
     Net realized gains
(3,656,425)                    -

Net fund share transactions                                                             2,899,412
(463,327)
                                                                                    -------------
----------------

Increase in net assets                                                                 14,139,970
6,500,392

NET ASSETS
Beginning of period                                                                    32,238,437
25,738,045
                                                                                    -------------
-------------
End of period                                                                       $  46,378,407         $
32,238,437
                                                                                    =============
=============


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Financial Highlights



Selected data for a share outstanding throughout each period are as follows*



                                                                         Year ended December 31,

--------------------------------------------------------------
                                          ---------------
                                               1997           1996            1995           1994            1993
                                               ----           ----            ----           ----            ----
Net Asset Value, beginning of period      $    10.93     $    8.582      $    5.615     $    5.239      $    4.287

-----------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.05)        (0.065)         (0.069)        (0.042)
(0.030)
Net realized and unrealized gain                5.13          2.413           3.036          0.418           0.982

--------------------------------------------------------------
                                          ---------------
Total from investment operations        ........5.08          2.348           2.967          0.376           0.952

Distributions to Shareholders from:
Net realized gains                            (1.26)            -              -               -              -

-----------------------------------------------------------------------------
Total distributions                           (1.26)            -              -               -              -

-----------------------------------------------------------------------------

Net Asset Value, end of period            $    14.75     $   10.930      $    8.582     $    5.615      $    5.239

==============================================================
                                          ===============

Total Return                                  46.50%         27.36%          52.84%          7.19%          22.20%

=============================================================================

Ratios and Supplemental Data:
Expenses to average net assets (1)            0.85%           1.27%          1.41%           1.43%          1.43%
Net investment income (loss)
     to average net assets (2)               (0.39%)         (0.68%)        (0.94%)         (0.80%)        (0.65%)
Portfolio turnover rate                        20.54%         34.58%         18.11%     30.84%          42.04%
Average commission rate (3)                  $0.0575         $0.0700           -               -              -
Net Assets, end of period (in
   thousands)                                $46,378         $32,238     $25,738        $17,267         $16,584




* Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.
(3) Represents the average commission rate paid on equity security transactions on which commissions are charged.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

1.   Organization and Summary of Significant Accounting Policies
Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income. The Money Market Portfolio commenced operations on January 2, 1998. These financial statements pertain only to the Growth Portfolio.

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change. Selected financial information for the ten month period ended October 31, 1996 is as follows:

 Investment income                                         $154,796
 Expenses                                                  (311,877)
                                                      -----------------
 Net investment loss                                       (157,081)
 Net realized and unrealized gain on investments          4,374,273
                                                      -----------------

 Net increase in net assets resulting from operations    $4,217,192
                                             =================

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established  by the  Fund's  Board of  Directors.  Debt  securities  with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements - The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $8,374,876 and $10,662,938 respectively, for the year ended December 31, 1997.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

(D)    Dividends  and   Distributions   -  The  Growth   Portfolio   distributes
       substantially all of its net investment income and capital gains, if any, in the form of dividends to its shareholders. The Growth Portfolio declares
       its dividends and capital gain distributions at least annually.

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.    Investment Advisory Fees and Other Transactions With Affiliates
The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolio. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceed 0.85% of the average daily net assets of the Portfolio.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

All shares of the Fund are owned by the Separate Account.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of December 31, 1997, the Growth Portfolio was authorized to issue two hundred million shares.


                                               Year ended December 31, 1997        Year ended December 31, 1996
                                               ----------------------------        ----------------------------
                                                 Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ----------------
------------------
    Capital stock sold                       -                $                                  $          13,223
                                                              -                 1,200
    Separate Account Deposits*                                -                 -
    Separate Account Annuity Payments*                                          -                36,216

                                                                                                 (424,375)
    Capital stock issued upon
         reinvestment of dividends and
         distributions
                                             247,893          3,656,425
    Capital stock redeemed
                                             (53,456)         (757,013)         (7,540)          (88,391)
    ---------------------------------------- ---------------- ----------------- ----------------
------------------
    Net increase (decrease)                          194,437       $2,899,412                    $       (463,327)
                                                                                (6,340)
    ---------------------------------------- ---------------- ----------------- ----------------
------------------


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

*Prior to November 1, 1996, the Separate Account received deposits from and made certain annuity payments and distributions to unit holders of the Separate Account. These transactions are classified as fund share transactions in the Statements of Changes in Net Assets.

4.    Federal Income Tax
Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 1997, the Growth Portfolio increased accumulated net investment loss by $195,061, decreased accumulated net realized gain on investments by $49,556 and decreased paid in capital by $145,505.

PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a)               Financial Statements

                                    All  required   financial   statements   are
                           included in Parts A or B of this Registration Statement.

         (b)               Exhibits

                           (1)      Articles of Incorporation of Transamerica
Variable Insurance Fund, Inc. 1/

                           (2)              Bylaws of Transamerica Variable
Insurance Fund, Inc. 1/


                           (3)              Not Applicable.

                           (4)              Not Applicable.

                           (5)      (a)     Form of Investment Advisory
Agreement between Transamerica Variable
                                    Insurance Fund, Inc. and Transamerica
Occidental Life Insurance Company. 2/

                                    (b)     Form of Investment Sub-Advisory
Agreement between Transamerica
                                            Occidental Life Insurance Company
and Transamerica Investment
                                            Services, Inc. 3/


                           (6)              Form of Participation Agreement
 between Transamerica Variable
                                    Insurance Fund, Inc. and Transamerica Life
Insurance and Annuity Company. 4/
                                    5/ 8/ 9/


                           (7)              Not Applicable.

                           (8)      Form of Custodial Contract between
Transamerica Variable Insurance Fund, Inc.
                                    and State Street Bank and Trust Company. 5/

                           (9)      Form of Adminstrative Services Agreement
 between Transamerica Variable
                                    Insurance Fund, Inc. and State Street Bank
and Trust Company6/

                  (10)              Opinion and Consent of Counsel. 4/


                  (11)              (a)     Consent of Sutherland, Asbill &
Brennan, L.L.P.  4/ 5/ 6/  9/


                                    (b)     Consent of Ernst & Young LLP.
5/ 6/  9/


                  (12)              No financial statements are omitted
from Item 23.

                  (13)              Form of Agreement and Plan of
Reorganization. 1/


                  (14)              Not Applicable.

                  (15)              Not Applicable.

                  (16)              Performance Data Calculations. 6/

                  (17)              Not Applicable.

                  (18)              Not Applicable.


                  (19)              Powers of Attorney. 1/ 9/

                  (27)              Financial Data Schedule 6/ 7/  9/



1/       Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration
         Statement on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/ Incorporated by reference to Exhibit D to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/ Incorporated by reference to Exhibit E to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (Sept. 12, 1996).
5/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (November 4, 1996).
6/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 to this Registration Statement on Form N-1A, File No. 33-99016 (May 1, 1997).
7/ . Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A, File No. 33-99016 (June 11, 1997).

8/       Incorporated   by   reference   to   the   like-numbered   exhibit   to
         Post-Effective Amendment No. 5 to this Registration Statement on Form N-1A, File No. 33-99016 (October 31, 1997).9/ Filed herewith.



Item 25. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, Transamerica Variable Insurance Fund, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                  TRANSAMERICA CORPORATION AND SUBSIDIARIES
                  WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
- AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE



                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner




Item 26. Numbers of Holders of Securities (as ofDecember 31, 1997):


         Title of Class             Number of Record Holders

         Growth                     One
         Money Market               None


Item 27.  Indemnification

         The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in Article VIII as follows:

                                  ARTICLE VIII
                                 Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A  determination  pursuant  to  subparagraph  (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

                  Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                                       * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Fund for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period 2/1/98 to 2/1/99. The primary policy under the program is with ICI Mutual Insurance Company.



Item 28.  Business and Other Connections of the Investment Adviser:


Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Investment Services, Inc. (the
"Sub-Adviser") are registered investment advisers. Transamerica is a wholly-owned subsidiary of Transamerica
Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation.  The
Sub-Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.


Information  as to the officers and directors of the  Sub-Adviser is included in
its  Form  ADV  filed  in  1998with  the  Securities  and  Exchange   Commission
(registration number 801-7740) and is incorporated herein by reference.


The names of the Directors and Executive Officers of Transamerica, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                    Other business and business
                                                                                 address, profession, vocation or
                                                                                employment of a substantial nature
                                                                                          engaged in for
                                                        Position and              his own account during last two
Name and Principal            Position and Offices      Offices with           fiscal years or as director, officer,
 Business Address               with Transamerica       Old Account C              employee, partner or trustee
Robert Abeles                  Director, Executive Vice   None                        None
                               President & Chief
                               Financial Officer

Thomas J. Cusack               Director, Chariman,
                               President and              None                        Executive Vice President of
                               Chief Executive Officer                                Transamerica Corporation

James W. Dederer               Director, Executive        None                        None
                               Vice President, General
                               Counsel and Corporate
                               Secretary


Richard H. Finn*               Director                   None                        Executive Vice President of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Finance Group,
                                                                                      Inc.


George A. Foegele***           Director and               None                        President and Chief
                               Senior Vice President                                  Executive Officer of
                                                                                      Transamerica Life Insurance
                                                                                      Company of Canada


David E. Gooding               Director, Executive        None                        None
                               Vice President and
                               Chief Information Officer

Edgar H. Grubb*                Director                   None                        Executive Vice President,
                                                                                      and Chief Financial Officer
                                                                                      of Transamerica Corporation

Frank C. Herringer*            Director                   None                        Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Corporation

Richard N. Latzer*             Director                   Director                    Senior Vice  President  and
                                                                                      Chief Invesment Officer of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.

Karen O. MacDonald             Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer         Board of                    and Chief Investment
                                                          Managers                    Officer of Transamerica
                                                                                      Investment Services, Inc.


Paul E. Rutledge III**         Director and               None                        None
                               President - Reinsurance Division


T. Desmond Sugrue              Director and Executive     None                        None
                               Vice President


Bruce A. Turkstra              Director, Executive        None                        None
                               Vice President and Chief
                               Information Officer

Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                               Insurance Products Division                              Life Insurance and

                                                                                      Annuity Company

Robert A. Watson*              Director                   None                        Executive Vice President of
                                                                                      Transamerica Corporation
--------------------


 *        600 Montgomery Street, San Francisco, California 94111
**        401 North Tryon Street, Suite 700, Charlotte, North Carolina  28202
***       300 Consilium Place, Scarborough, Ontario, Canada M1H3G2







List of Officers for Transamerica Occidental Life Insurance Company
Thomas J. Cusack           President and Chief Executive Officer
Nooruddin S. Veerjee                President - Insurance Products Division
Bruce A. Turkstra          Executive Vice President and Chief Information Officer
George A. Foegele          Senior Vice President
Paul E. Rutledge III                President - Reinsurance Division
Robert Abeles                       Executive Vice President and Chief Financial Officer
James W. Dederer, CLU               Executive Vice President, General Counsel and Corporate Secretary
David E. Gooding           Executive Vice President and Chief Information Officer
Bruce Clark                         Senior Vice President and Chief Actuary
Meheriar Hasan                      Vice President
Daniel E. Jund, FLMI                Senior Vice President
Karen MacDonald            Senior Vice President and Corporate Actuary
William N. Scott, CLU, FLMI         Senior Vice President
T. Desmond Sugrue          Executive Vice President
Ron F. Wagley                       Senior Vice President and Chief Agency Officer
Darrel K.S. Yuen                    President-Asian Operations
Richard N. Latzer          Chief Investment Officer
Gary U. Rolle', CFA                 Chief Investment Officer
Stephen J. Ahearn          Investment Officer
Glen E. Bickerstaff                 Investment Officer
Jim Bowman                          Vice President
John M. Casparian          Investment Officer
Catherine Collinson                 Vice President
Heather E. Creeden                  Investment Officer
Colin Funai                         Investment Officer
William L. Griffin                  Investment Officer
Sharon K. Kilmer                    Investment Officer
Matthew W. Kuhns           Investment Officer
Michael F. Luongo          Investment Officer
Matthew Palmer                      Investment Officer
Thomas C. Pokorski                  Investment Officer
Susan A. Silbert                    Investment Officer
Philip W. Treick                    Investment Officer
Jeffrey S. Van Harte                Investment Officer
Lennart H. Walin                    Investment Officer
Paul Wintermute                     Investment Officer
William D. Adams           Vice President
Sandra Bailey-Whichard              Vice President
Nicki Bair                          Senior Vice President
Dennis Barry                        Vice President
Laurie Bayless                      Vice President
Marsha Blackman            Vice President
Nancy Blozis                        Vice President and Controller
Thomas Briggle                      Vice President
Thomas Brimacombe          Vice President
Roy Chong-Kit                       Senior Vice President and Actuary
Alan T. Cunningham                  Vice President and Deputy General Counsel
Aldo Davanzo                        Vice President and Assistant Secretary
Daniel Demattos                     Vice President
Peter DeWolf                        Vice President
Randy Dobo                          Vice President and Actuary
Thomas P. Dolan, FLMI               Vice President
John V. Dohmen                      Vice President
Harry Dunn, FSA                     Vice President and Chief Reinsurance Actuary
Gail DuBois                         Vice President and Associate Actuary
Ken Ellis                           Vice President
George Garcia                       Vice President and Chief Medicare Officer
David M. Goldstein                  Vice President and Associate General Counsel
Paul Hankwitz, MD          Vice President and Chief Medical Director
Kevin Hobbs                         Vice President
Randall C. Hoiby                    Vice President and Associate General Counsel
John W. Holowasko          Vice President
Phoebe Huang                        Vice President
William M. Hurst                    Vice President and Associate General Counsel
James M. Jackson           Vice President and Deputy General Counsel
Allan H. Johnson, FSA               Vice President and Actuary
Ken Kilbane                         Vice President
Frank J. LaRusso                    Vice President and Chief Underwriting Officer
Richard K. M. Lau, ASA              Vice President
Philip E. McHale, FLMI              Vice President
Mark Madden                         Vice President
Maureen McCarthy           Vice President
Vic Modugno                         Vice President and Associate Actuary
Jess Nadelman                       Vice President
Wayne Nakano, CPA          Vice President
Paul Norris                         Vice President and Actuary
Michael Palace, ASA                 Vice President and Actuary
Jerry Paul                          Vice President
Stephen W. Pinkham                  Vice President
Kristy M. Pipes                     Senior Vice President
Bruce Powell                        Vice President
Larry H. Roy                        Vice President
Gary L. Seagraves          Vice President
Joel D. Seigle                      Vice President
Sandra Smith                        Vice President
James O. Strand                     Vice President
Alice Su                            Vice President
Lee Tang                   Vice President
Bill Tate                                   Vice President
Claude W. Thau, FSA                 Senior Vice President
Kim A. Tursky                       Vice President and Assistant Secretary
John Vieren                         Vice President
Timothy Weis                        Vice President
William R. Wellnitz, FSA            Senior Vice President and Actuary
Virginia M. Wilson                  Vice President and Controller
Thomas Winters                      Vice President
Ronald R. Wolfe                     Regional Vice President
Sally Yamada                        Vice President and Treasurer
Olisa Abaelu                        Second Vice President
Flora Bahaudin                      Second Vice President
Frank Beardsley                     Vice President
Benjamin Bock                       Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Ken Bromberg                        Second Vice President
Art Bueno                           Second Vice President
Barry Buner                         Second Vice President
Beverly Cherry                      Second Vice President
Wonjoon Cho                         Second Vice President
Art Cohen                           Second Vice President
Lance Cockings, CPA                 Second Vice President
Ron Corlew                          Second Vice President
Dave Costanza                       Second Vice President
Gloria Durosko                      Second Vice President
Reid A. Evers                       Vice President and Associate General Counsel
David Fairhall                      Second Vice President and Associate Actuary
Selma Fox                           Second Vice President
Toni A. Forge                       Second Vice President
Jerry Gable, FSA                    Second Vice President
Roger Hagopian                      Second Vice President
Sharon Haley                        Second Vice President
Brian Hoyt                          Second Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil, FIA, MAAA     Vice President and Associate Actuary
Andrew G. Kanelos          Second Vice President
Ronald G. Keller                    Second Vice President
Joan Klubnik                        Second Vice President
Roger Korte                         Second Vice President
Lynette Lawson                      Second Vice President
Dean LeCesne                        Second Vice President
Liwen Lien                          Second Vice President
Marilyn McCullough                  Vice President
Richard MacKenzie          Second Vice President
Danny Mahoney                       Second Vice President
Carl Marcero                        Second Vice President and Chief Reinsurance Underwriter
Claudia Maytum                      Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
John Oliver                         Second Vice President
Susan O'Brien                       Second Vice President
Stephanie Quincey          Second Vice President
Paul Reisz                          Second Vice President
James R. Robinson          Second Vice President
Ray Robinson                        Second Vice President
John J. Romer                       Vice President
Thomas M. Ronce            Second Vice President and Assistant General Counsel
Laura Scully                        Second Vice President
Frederick Seto                      Second Vice President
Jack Shalley, MD                    Second Vice President and Medical Director
Steven R. Shepard          Second Vice President and Assistant General Counsel
Frank Snyder                        Second Vice President
Mary Spence                         Second Vice President
Jean Stefaniak                      Second Vice President
Michael S. Stein                    Second Vice President
Christina Stiver                    Vice President
David Stone                         Second Vice President
Suzette Stover-Hoyt                 Second Vice President
John Tillotson                      Second Vice President
K. Y. To                            Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Janet Unruh                         Second Vice President and Assistant General Counsel
Colleen Vandermark                  Vice President
Marsha Wallace                      Second Vice President
Sheila Wickens, MD                  Second Vice President and Medical Director
Michael B. Wolfe                    Vice President
James Wolfenden                     Statement Officer
Kamran Haghighi                                Tax Officer


Item 29.  Principal Underwriter

         Not applicable. There is no principal underwriter, the Fund is self-distributing.

Item 30. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

        Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 31. Management Services

        All management contracts are discussed in Parts A or B.


Items 32. Undertakings

  (a)   Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the shareholders of at least 10% of the Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).


(e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 24th day of April, 1998.


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                     By:    __________________________*

                             Regina M. Fnk Secretary



        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                           Titles                               Date


______________________*              President                             April 24, 1998
Barbara A. Kelley

______________________*              Treasurer                             April 24, 1998Sally S. Yamada

______________________*              Director                              April 24, 1998
Donald E. Cantlay

______________________*              Director                             April 24, 1998
Richard N. Latzer


______________________*              Director and Chairman         April 24, 1998
Gary U. Rolle'

______________________*              Director                              April 24, 1998
Peter J. Sodini

______________________*              Director                             April 24, 1998
Jon C. Strauss

                  On April 24, 1998 as Attorney-in-Fact pursuant to

powers of
*By:  Regina M. Fink
                 attorney filed with the initial registration statement.

Exhibit 11(a)
SUTHERLAND, ASBILL & BRENNAN LLP
1275 Pennsyulvania Avenue, N.W.
Washington, D.C. 20004

April 29, 1998


Transamerica Variable Insurance FUnd, Inv.
1150 South Olive
Los Angeles, CA  90015

Re:  Transamerica Variable Insurance FUnd, Inc.
File No. 33-99016

Ladies and Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A for Transamerica Variable Insurance FUnd, Inc. (File No. 333-99016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours


SUTHERLAND, ASBILL & BRENNAN LLP


/s/Frederick R. Bellamy

Exhibit 11(b)

CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the reference to our firm under the captions "Condensed Financial Information" and "other Informaiton" in Post-EFfective Amendmetn No, 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company
Act of 1940 to the Registration Statement (N-1A No. 333-99016) and related prospectus and Statement of Additional Information of Transamerica Variable Insurance Fund Inc. and to the incorporation by reference therein of our report dated January 30, 1998, with respect to the financial statements and finacial highlights of the Growth Portfolio of Transamerica Variable Insurance FUnd, Inc. included in its Annual Report for the year ended Decemberf 31, 997 filed with the Securities and Exchange Commission.

/s/Ernst & Young LLP
Los Angeles, California
April 29, 1998

Exhibit (19) Powers of Attorney
                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Richard H. Finn

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                George A. Foegele

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Edgar H. Grubb

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Frank C. Herringer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Richard N. Latzer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), her true and lawful attorney-in-fact and agent, with full power of substitution to each, for her and on her behalf and in her name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Karen MacDonald

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Mark McEachen

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Gary U. Rolle'

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                              Paul E. Rutledge III

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                T. Desmond Sugrue

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Bruce A. Turkstra

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Robert A. Watson